Registration No. 333-33232

Registration No. 811-1668

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 22	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 70	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, General Counsel and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                                  Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2015 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2015

Flexible Payment Variable Annuity (Fee Based)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

Multi-Style Equity Fund

Aggressive Equity Fund

Global Real Estate Securities Fund

Non-U.S. Fund

Core Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Option

Guaranteed Interest Fund

The Contract (including the fixed option) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in the Contract. All contractual guarantees (including the fixed option) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2015, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account B (Fee Based) Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any fee your Investment Professional may charge you for his or her services. They also do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[1]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses	0.75%
Current Mortality and Expense Risk Fees	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses	0.35%

Annual Contract Fee[2]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percent of the entire benefit)[3]	0.40%

[1]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[2]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[3]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account B (Fee Based) Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2014. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.39%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.35%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2014. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.35%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$230	$767	$1,331	$2,865
Minimum Total Annual Portfolio Operating Expenses	$141	$437	$756	$1,658

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$189	$643	$1,124	$2,450
Minimum Total Annual Portfolio Operating Expenses	$99	$309	$536	$1,190

We reserve the right to increase the current mortality and expense risk charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2014.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account B (Fee Based) Prospectus	3

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of

charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $229 billion as of December 31, 2014. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your

Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot

4	Account B (Fee Based) Prospectus

reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.
•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a fixed option and a variety of variable investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims-paying ability of, the Company.

The Role of Your Investment Professional

Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.

We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank, and a Contract may only be purchased through such an Investment Professional. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract, (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We

Account B (Fee Based) Prospectus	5

may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.

Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. We will not verify the fee amount withdrawn, but we will send you a confirmation of the withdrawal, which you should review to verify the fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.

Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional, or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. For more information about the Fee-Based Program under which you hold your Contract, contact your Investment Professional. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A

6	Account B (Fee Based) Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Account B (Fee Based) Prospectus	7

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust     The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other

8	Account B (Fee Based) Prospectus

affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’

prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to any limitations imposed by your Fee-Based Program, the short term and excessive trading limitations described below, and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in

Account B (Fee Based) Prospectus	9

which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners.

Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Option—The Guaranteed Interest Fund

During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to New York law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.

Moving out of a Guaranteed Account    Transfers from the GIF to the Separate Account Divisions are subject to certain limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.) These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

10	Account B (Fee Based) Prospectus

Additional Information    In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.

Amounts you invest in the GIF earn interest at rates we declare from time to time in our discretion. We will guarantee the interest rate for each amount for the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. The interest rate will not be less than an annual effective rate of at least 0.50% (or a higher rate if required by applicable state law). At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the GIF in the same manner as the effective date for a transaction involving a Division of the Separate Account.

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the

Account B (Fee Based) Prospectus	11

Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.

Application of Purchase Payments    We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option”). We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We generally do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the

12	Account B (Fee Based) Prospectus

Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements”). Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders require a signed form. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, or death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans”.)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

Account B (Fee Based) Prospectus	13

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2016–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2017–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2017–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

14	Account B (Fee Based) Prospectus

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available). Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving

Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.

A variable income plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. If you select a fixed income plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a variable income plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s

Account B (Fee Based) Prospectus	15

death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

16	Account B (Fee Based) Prospectus

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Interest Fund in proportion to the amounts you have invested. (For New York Contracts issued on or after 10/26/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account.)

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are not tax deductible).

Contribution Limitations and General Requirements Applicable to Contract

Defense of Marriage Act    The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal tax law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex

Account B (Fee Based) Prospectus	17

marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal tax law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses, especially with regard to state law and state tax law. Consult a tax and/or legal advisor for more information on this subject.

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse, as defined under federal tax law, are each permitted to make a maximum contribution of $5,500 for 2015 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70 1⁄2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse, as defined under federal tax law, is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $60,000—$70,000 for single filers and between $96,000—$116,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $181,000—$191,000 (indexed). Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse, as defined under federal tax law, can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2015 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $114,000 and $129,000 for single filers, between $181,000 and $191,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

Non-Tax Qualified Contract    There are no federal tax limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1⁄2, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1⁄2, or a distribution made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase.

18	Account B (Fee Based) Prospectus

A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1⁄2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1⁄2.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

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If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1⁄2 if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1⁄2. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1⁄2.

3. Nonspouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that (i) the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and (ii) the surviving spouse, as defined under federal tax law, is not required by the federal tax law to take any distributions during his or her lifetime and may extend deferral by electing a spousal exchange.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following

20	Account B (Fee Based) Prospectus

occurs: (1) the amount in any of the selected investment options is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1⁄2.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service, we will automatically sweep or transfer interest from the Guaranteed Interest Fund (“GIF”) to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually, or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, a series of the Northwestern Mutual Series

Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. As a condition of the order, until November 15, 2015 we will periodically reimburse subaccount expenses to the extent the Commodity Return Strategy Portfolio’s expenses exceed the expenses of the Replaced Portfolio. Depending on the timing of such reimbursement (typically quarterly), financial information or values of the Division investing in the Commodity Return Strategy Portfolio for some of the time periods reflected in such values would be lower prior to the reimbursements being applied. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Account B (Fee Based) Prospectus	21

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners. The fees are based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the

22	Account B (Fee Based) Prospectus

Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
DISTRIBUTION OF THE CONTRACT	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE ACCOUNT	B-4

Account B (Fee Based) Prospectus	23

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account B, Flexible Payment Variable Annuity (Fee Based) to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued on or After June 30, 2000

Northwestern Mutual Series Fund, Inc.

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Growth Stock Division
Accumulation Unit Value	$1.539	$1.416	$1.046	$0.930	$0.945	$0.844	$0.617	$1.013	$0.931	$0.853
Number of Units Outstanding	854	1,094	1,089	1,263	1,627	2,155	2,305	2,328	4,542	3,928
Focused Appreciation Division
Accumulation Unit Value	$3.191	$2.926	$2.276	$1.901	$2.032	$1.865	$1.313	$2.197	$1.738	$1.663
Number of Units Outstanding	255	300	348	369	388	344	288	308	1,600	826
Large Cap Core Stock Division
Accumulation Unit Value	$1.448	$1.338	$1.044	$0.939	$0.954	$0.848	$0.658	$1.077	$0.991	$0.892
Number of Units Outstanding	674	735	908	953	1,194	1,210	663	696	972	883
Large Cap Blend Division(b)
Accumulation Unit Value	$1.313	$1.170	$0.897	$0.782	$0.803	$0.705	$0.555	$0.933	—	—
Number of Units Outstanding	—	—	—	—	51	15	5	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$1.757	$1.554	$1.181	$1.024	$1.008	$0.880	$0.699	$1.112	$1.058	$0.919
Number of Units Outstanding	4,436	4,425	4,609	4,678	5,447	5,265	4,258	3,955	5,245	5,569
Large Company Value Division(b)
Accumulation Unit Value	$1.350	$1.198	$0.916	$0.789	$0.780	$0.706	$0.587	$0.938	—	—
Number of Units Outstanding	204	280	374	639	1,115	1,371	1,610	1,599	—	—
Domestic Equity Division
Accumulation Unit Value	$2.190	$1.930	$1.445	$1.268	$1.261	$1.104	$0.855	$1.396	$1.495	$1.287
Number of Units Outstanding	2,051	2,276	2,603	3,136	4,330	5,277	5,955	5,354	6,354	4,853
Equity Income Division
Accumulation Unit Value	$2.620	$2.447	$1.890	$1.618	$1.639	$1.426	$1.148	$1.795	$1.745	$1.470
Number of Units Outstanding	1,963	2,090	2,574	2,624	2,937	3,138	3,237	3,023	1,915	1,238
Mid Cap Growth Stock Division
Accumulation Unit Value	$1.476	$1.365	$1.091	$0.978	$1.046	$0.848	$0.644	$1.079	$0.897	$0.862
Number of Units Outstanding	593	588	730	805	1,138	1,242	1,232	1,103	2,021	1,856
Index 400 Stock Division
Accumulation Unit Value	$3.346	$3.068	$2.312	$1.972	$2.018	$1.604	$1.175	$1.850	$1.720	$1.569
Number of Units Outstanding	1,179	1,219	1,335	1,365	1,690	1,809	1,813	1,770	2,211	2,135
Mid Cap Value Division
Accumulation Unit Value	$3.090	$2.657	$2.047	$1.762	$1.779	$1.489	$1.212	$1.874	$1.884	$1.651
Number of Units Outstanding	513	544	695	785	1,127	1,216	1,285	1,193	924	403
Small Cap Growth Stock Division
Accumulation Unit Value	$2.008	$1.854	$1.343	$1.231	$1.270	$1.013	$0.775	$1.385	$1.269	$1.194
Number of Units Outstanding	362	375	493	571	850	925	1,059	947	2,317	2,054
Index 600 Stock Division(b)
Accumulation Unit Value	$1.717	$1.636	$1.167	$1.011	$1.006	$0.802	$0.643	$0.939	—	—
Number of Units Outstanding	441	454	473	468	481	361	333	284	—	—
Small Cap Value Division
Accumulation Unit Value	$3.255	$3.260	$2.483	$2.142	$2.179	$1.793	$1.404	$1.960	$1.983	$1.708
Number of Units Outstanding	480	517	563	615	937	1,134	1,283	1,388	2,220	1,911
International Growth Division
Accumulation Unit Value	$1.870	$1.965	$1.646	$1.400	$1.618	$1.394	$1.136	$2.119	$1.888	$1.560
Number of Units Outstanding	997	1,020	1,084	1,304	1,573	1,693	2,039	1,726	2,538	2,026
Research International Core Division(b)
Accumulation Unit Value	$0.994	$1.069	$0.902	$0.776	$0.869	$0.786	$0.603	$1.052	—	—
Number of Units Outstanding	2,325	2,272	2,258	1,948	1,894	1,897	1,873	1,237	—	—
International Equity Division
Accumulation Unit Value	$1.859	$2.046	$1.691	$1.397	$1.559	$1.453	$1.096	$1.956	$1.662	$1.274
Number of Units Outstanding	3,346	3,539	3,991	4,388	4,881	5,365	5,880	5,078	5,708	4,736
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.984	$1.053	$1.115	$0.941	$1.161	$0.939	$0.555	$1.244	—	—
Number of Units Outstanding	6,107	5,835	5,611	5,902	3,070	3,422	2,894	2,295	—	—

(b) The initial investment was made on April 30, 2007.

Account B (Fee Based) Prospectus	25

Accumulation Unit Values

Contracts Issued on or After June 30, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Money Market Division
Accumulation Unit Value	$1.263	$1.266	$1.269	$1.272	$1.275	$1.276	$1.270	$1.241	$1.182	$1.132
Number of Units Outstanding	3,416	3,555	2,321	2,281	2,303	2,135	3,549	4,218	2,730	1,927
Short-Term Bond Division(b)
Accumulation Unit Value	$1.187	$1.186	$1.184	$1.164	$1.162	$1.125	$1.053	$1.029	—	—
Number of Units Outstanding	3,280	3,217	2,219	2,738	2,053	1,774	1,507	1,907	—	—
Select Bond Division
Accumulation Unit Value	$2.194	$2.086	$2.139	$2.045	$1.915	$1.803	$1.654	$1.608	$1.517	$1.467
Number of Units Outstanding	11,263	12,081	14,243	14,701	15,389	16,021	18,978	23,920	23,918	18,093
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.867	$1.514	$1.752	$1.695	$1.319	$1.197	$1.291	$1.073	—	—
Number of Units Outstanding	349	341	495	486	735	563	699	746	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.353	$1.316	$1.441	$1.347	$1.208	$1.148	$1.047	$1.066	—	—
Number of Units Outstanding	4,362	5,025	9,175	9,370	9,443	8,596	5,756	2,446	—	—
High Yield Bond Division
Accumulation Unit Value	$2.592	$2.571	$2.438	$2.148	$2.061	$1.806	$1.246	$1.590	$1.559	$1.425
Number of Units Outstanding	2,113	2,395	2,008	2,296	2,521	2,617	3,247	3,621	5,262	4,730
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.553	$1.509	$1.539	$1.344	$1.284	$1.139	$0.936	$1.008	—	—
Number of Units Outstanding	6,558	6,469	4,362	4,968	5,247	5,031	5,039	5,927	—	—
Balanced Division
Accumulation Unit Value	$1.799	$1.710	$1.531	$1.401	$1.377	$1.234	$1.020	$1.324	$1.252	$1.138
Number of Units Outstanding	390	521	544	570	515	473	619	1,691	3,815	3,668
Asset Allocation Division
Accumulation Unit Value	$1.955	$1.865	$1.605	$1.450	$1.457	$1.293	$1.021	$1.467	$1.345	$1.228
Number of Units Outstanding	206	206	216	251	251	258	516	809	2,512	2,400

(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VIP Mid Cap Division
Accumulation Unit Value	$4.112	$3.892	$2.874	$2.518	$2.834	$2.212	$1.588	$2.639	$2.296	$2.050
Number of Units Outstanding	750	854	953	1,036	1,389	1,677	1,801	1,596	1,413	898
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.631	$1.466	$1.123	$0.971	$1.002	$0.860	$0.637	$1.115	—	—
Number of Units Outstanding	3,349	3,764	4,339	4,746	5,544	6,365	7,157	5,943	—	—

(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.584	$1.440	$1.050	$0.950	$0.983	$0.803	$0.613	$1.016
Number of Units Outstanding	382	536	594	551	335	400	365	326

(b)	The initial investment was made on April 30, 2007.

26	Account B (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006

Russell Investment Funds

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Multi-Style Equity Division
Accumulation Unit Value	$1.669	$1.500	$1.132	$0.982	$1.001	$0.863	$0.659	$1.112	$1.011	$0.900
Number of Units Outstanding	3,139	3,548	4,059	4,529	5,701	6,447	8,199	7,356	7,114	5,077
Aggressive Equity Division
Accumulation Unit Value	$2.249	$2.222	$1.593	$1.380	$1.446	$1.162	$0.887	$1.560	$1.514	$1.323
Number of Units Outstanding	437	472	568	634	843	1,035	1,094	1,043	1,589	1,110
Non-U.S. Division
Accumulation Unit Value	$1.415	$1.487	$1.224	$1.025	$1.181	$1.063	$0.844	$1.470	$1.340	$1.087
Number of Units Outstanding	4,032	4,316	4,517	4,854	4,867	5,598	5,819	5,170	5,561	3,678
Core Bond Division
Accumulation Unit Value	$2.153	$2.048	$2.086	$1.932	$1.852	$1.689	$1.463	$1.523	$1.425	$1.379
Number of Units Outstanding	4,725	4,939	3,250	3,548	3,479	3,950	4,611	6,246	7,393	5,116
Global Real Estate Securities Division
Accumulation Unit Value	$4.091	$3.578	$3.464	$2.725	$2.942	$2.402	$1.869	$2.963	$3.534	$2.611
Number of Units Outstanding	1,544	1,615	1,803	1,910	2,467	2,896	2,792	2,438	2,580	2,060

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.385	$1.325	$1.246	$1.125	$1.128	$1.005	$0.824	$1.033
Number of Units Outstanding	126	126	126	126	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.350	$1.295	$1.156	$1.027	$1.056	$0.929	$0.743	$1.025
Number of Units Outstanding	107	107	107	107	2	14	90	86
Growth Strategy Division(b)
Accumulation Unit Value	$1.272	$1.230	$1.059	$0.930	$0.980	$0.855	$0.667	$1.019
Number of Units Outstanding	—	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.183	$1.147	$0.961	$0.833	$0.892	$0.778	$0.596	$1.010
Number of Units Outstanding	—	—	—	—	—	—	—	—

(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$5.810	$7.019
Number of Units Outstanding	591	541

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account B (Fee Based) Prospectus	27

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

FLEXIBLE PAYMENT VARIABLE ANNUITY (Fee Based)

An individual flexible payment Variable Annuity Contract (the “Contract”) for  Individual Retirement Annuities (“IRAs”),

Roth IRAs and Non-Tax Qualified Annuities

and Non-Qualified Plans.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACT

Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The offering is continuous. No underwriting commissions have been paid to, or retained by, NMIS.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2 and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2014

NML Variable Annuity Account B

Financial Statements

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$292,453	$475,066	$213,379	$67,002	$1,145,894
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	4	15	-	-	-

Total Assets	292,457	475,081	213,379	67,002	1,145,894

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	13	-	8
Due to Participants	321	207	169	36	1,101

Total Liabilities	321	207	182	36	1,109

Total Net Assets	$292,136	$474,874	$213,197	$66,966	$1,144,785

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$816	$283	$370	$58	$16,544
Annuity Reserves	-	-	38	-	275
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	66,959	33,521	52,813	7,559	304,128
Annuity Reserves	656	168	952	61	3,827
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	27,150	9,243	16,715	1,907	73,599
Annuity Reserves	300	75	459	8	985
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	79,673	26,546	60,465	5,327	226,694
Annuity Reserves	261	79	518	20	1,256
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	43,586	213,302	29,420	24,224	194,524
Annuity Reserves	389	1,377	224	290	1,131
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	33,172	34,778	21,048	5,923	117,765
Class B Accumulation Units (8)	37,570	153,627	28,982	21,556	194,368
Annuity Reserves	266	1,062	217	33	1,625
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,314	813	976	-	7,794
Annuity Reserves	24	-	-	-	270

Total Net Assets	$292,136	$474,874	$213,197	$66,966	$1,144,785

(1) Investments, at cost	$219,862	$360,560	$166,413	$48,786	$791,986
Mutual Fund Shares Held	101,723	180,359	129,086	59,610	288,203
(2) Accumulation Unit Value	$4.667715	$3.045798	$3.491694	$1.273324	$8.470669
Units Outstanding	175	93	106	45	1,953
(3) Accumulation Unit Value	$4.209188	$2.873055	$3.148611	$1.225351	$7.509591
Units Outstanding	15,908	11,667	16,773	6,169	40,498
(4) Accumulation Unit Value	$4.597663	$3.171624	$3.438124	$1.307719	$5.423041
Units Outstanding	5,905	2,915	4,862	1,458	13,572
(5) Accumulation Unit Value	$4.209188	$2.873055	$3.148611	$1.225351	$7.509591
Units Outstanding	18,928	9,240	19,203	4,347	30,187
(6) Accumulation Unit Value	$1.477220	$3.135287	$1.335309	$1.297862	$1.671768
Units Outstanding	29,506	68,033	22,033	18,666	116,360
(7) Accumulation Unit Value	$1.477220	$3.135287	$1.335309	$1.297862	$1.671768
Units Outstanding	22,456	11,092	15,763	4,563	70,443
(8) Accumulation Unit Value	$4.209188	$2.873055	$3.148611	$1.225351	$7.509591
Units Outstanding	8,926	53,471	9,205	17,592	25,883
(9) Accumulation Unit Value	$1.538779	$3.190605	$1.447826	$1.312832	$1.756737
Units Outstanding	854	255	674	-	4,436

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$83,111	$311,667	$529,877	$476,907	$331,997
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	3	1	1

Total Assets	83,111	311,668	529,880	476,908	331,998

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	-	-
Due to Participants	27	295	507	482	361

Total Liabilities	29	295	507	482	361

Total Net Assets	$83,082	$311,373	$529,373	$476,426	$331,637

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$39	$266	$340	$1,357	$453
Annuity Reserves	36	-	3	86	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	10,465	44,323	45,301	212,101	61,865
Annuity Reserves	244	942	536	2,222	698
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,623	11,881	11,673	34,994	18,028
Annuity Reserves	19	264	324	268	235
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	6,184	31,831	27,995	124,687	46,976
Annuity Reserves	23	78	189	269	295
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	26,956	99,029	229,010	32,213	73,854
Annuity Reserves	216	2,860	3,723	292	1,036
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	7,067	45,133	38,293	31,112	55,300
Class B Accumulation Units (8)	29,908	69,613	165,446	35,755	68,328
Annuity Reserves	27	559	1,325	194	536
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	275	4,490	5,142	876	3,946
Annuity Reserves	-	104	73	-	87

Total Net Assets	$83,082	$311,373	$529,373	$476,426	$331,637

(1) Investments, at cost	$62,085	$211,118	$404,354	$454,842	$247,250
Mutual Fund Shares Held	72,459	216,135	299,028	140,308	169,386
(2) Accumulation Unit Value	$1.309044	$2.075635	$2.500837	$9.097072	$3.877167
Units Outstanding	30	128	136	149	117
(3) Accumulation Unit Value	$1.259638	$1.940876	$2.359021	$8.064333	$3.584663
Units Outstanding	8,308	22,837	19,203	26,300	17,258
(4) Accumulation Unit Value	$1.344401	$2.174633	$2.604129	$4.491198	$4.093812
Units Outstanding	1,207	5,463	4,483	7,792	4,404
(5) Accumulation Unit Value	$1.259638	$1.940876	$2.359021	$8.064333	$3.584663
Units Outstanding	4,909	16,400	11,867	15,462	13,105
(6) Accumulation Unit Value	$1.334219	$2.146057	$2.574385	$1.419146	$3.182879
Units Outstanding	20,204	46,144	88,958	22,699	23,203
(7) Accumulation Unit Value	$1.334219	$2.146057	$2.574385	$1.419146	$3.182879
Units Outstanding	5,296	21,031	14,874	21,923	17,374
(8) Accumulation Unit Value	$1.259638	$1.940876	$2.359021	$8.064333	$3.584663
Units Outstanding	23,744	35,867	70,133	4,434	19,061
(9) Accumulation Unit Value	$1.349669	$2.189636	$2.619776	$1.475957	$3.345567
Units Outstanding	204	2,051	1,963	593	1,179

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$226,718	$219,160	$72,320	$345,261	$318,842
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	2	-

Total Assets	226,718	219,160	72,321	345,263	318,842

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	3	-	-	1
Due to Participants	89	151	46	210	178

Total Liabilities	89	154	46	210	179

Total Net Assets	$226,629	$219,006	$72,275	$345,053	$318,663

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$283	$698	$273	$660	$223
Annuity Reserves	5	159	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	21,859	36,654	10,870	40,765	24,826
Annuity Reserves	202	621	196	277	189
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	4,883	12,343	2,727	9,687	6,556
Annuity Reserves	97	35	32	74	82
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	14,485	35,558	5,832	27,187	21,239
Annuity Reserves	47	128	43	145	113
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	92,796	48,927	23,861	125,301	130,839
Annuity Reserves	800	777	149	1,445	1,655
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	18,099	34,769	7,406	38,465	30,615
Class B Accumulation Units (8)	71,023	47,256	19,975	98,824	99,761
Annuity Reserves	434	300	94	648	667
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,586	727	757	1,562	1,863
Annuity Reserves	30	54	60	13	35

Total Net Assets	$226,629	$219,006	$72,275	$345,053	$318,663

(1) Investments, at cost	$172,704	$163,738	$69,426	$252,075	$312,728
Mutual Fund Shares Held	128,017	87,840	62,077	144,824	237,057
(2) Accumulation Unit Value	$2.949678	$4.229471	$1.665283	$3.086112	$1.772243
Units Outstanding	96	165	164	214	126
(3) Accumulation Unit Value	$2.782414	$3.910399	$1.602493	$2.885630	$1.657184
Units Outstanding	7,856	9,373	6,783	14,127	14,981
(4) Accumulation Unit Value	$3.071520	$4.465920	$1.710243	$3.233113	$1.856716
Units Outstanding	1,590	2,764	1,594	2,996	3,531
(5) Accumulation Unit Value	$2.782414	$3.910399	$1.602493	$2.885630	$1.657184
Units Outstanding	5,206	9,093	3,639	9,422	12,817
(6) Accumulation Unit Value	$3.036419	$2.019192	$1.697380	$3.190570	$1.832335
Units Outstanding	30,562	24,229	14,059	39,271	71,403
(7) Accumulation Unit Value	$3.036419	$2.019192	$1.697380	$3.190570	$1.832335
Units Outstanding	5,961	17,219	4,363	12,056	16,708
(8) Accumulation Unit Value	$2.782414	$3.910399	$1.602493	$2.885630	$1.657184
Units Outstanding	25,526	12,085	12,465	34,247	60,199
(9) Accumulation Unit Value	$3.089907	$2.007765	$1.717017	$3.255360	$1.869507
Units Outstanding	513	362	441	480	997

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$243,683	$960,670	$331,503	$245,257	$193,129
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	8	-	-	-	-

Total Assets	243,691	960,670	331,503	245,257	193,129

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	19	1,632	1
Due to Participants	85	716	156	635	430

Total Liabilities	85	716	175	2,267	431

Total Net Assets	$243,606	$959,954	$331,328	$242,990	$192,698

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$120	$1,371	$158	$543	$162
Annuity Reserves	-	123	-	20	48
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	11,377	183,429	21,288	57,580	18,498
Annuity Reserves	92	2,374	191	623	129
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	3,571	39,124	6,083	14,349	4,252
Annuity Reserves	97	535	83	24	26
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	7,977	114,976	13,902	26,684	10,507
Annuity Reserves	12	396	83	171	18
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	121,571	301,970	154,925	55,749	79,583
Annuity Reserves	982	3,495	1,091	373	714
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	10,107	83,798	17,199	30,540	17,279
Class B Accumulation Units (8)	84,586	220,394	109,279	51,765	56,578
Annuity Reserves	668	1,628	917	208	848
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	2,311	6,221	6,010	4,314	3,892
Annuity Reserves	135	120	119	47	164

Total Net Assets	$243,606	$959,954	$331,328	$242,990	$192,698

(1) Investments, at cost	$230,312	$967,308	$347,277	$245,257	$193,929
Mutual Fund Shares Held	270,159	541,528	357,994	245,257	187,869
(2) Accumulation Unit Value	$0.964171	$4.211116	$0.954452	$3.381758	$1.150624
Units Outstanding	125	325	165	161	141
(3) Accumulation Unit Value	$0.927768	$3.778446	$0.918478	$2.867036	$1.107462
Units Outstanding	12,263	48,546	23,178	20,084	16,703
(4) Accumulation Unit Value	$0.990184	$3.668148	$0.980246	$1.621317	$1.181805
Units Outstanding	3,606	10,666	6,205	8,850	3,598
(5) Accumulation Unit Value	$0.927768	$3.778446	$0.918478	$2.867036	$1.107462
Units Outstanding	8,598	30,430	15,136	9,307	9,487
(6) Accumulation Unit Value	$0.982722	$1.855840	$0.972828	$1.252575	$1.172929
Units Outstanding	123,706	162,712	159,254	44,507	67,850
(7) Accumulation Unit Value	$0.982722	$1.855840	$0.972828	$1.252575	$1.172929
Units Outstanding	10,285	45,154	17,679	24,509	14,732
(8) Accumulation Unit Value	$0.927768	$3.778446	$0.918478	$2.867036	$1.107462
Units Outstanding	91,172	58,329	118,979	18,037	51,088
(9) Accumulation Unit Value	$0.994128	$1.859162	$0.984102	$1.262776	$1.186641
Units Outstanding	2,325	3,346	6,107	3,416	3,280

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,508,228	$92,044	$247,779	$407,981	$461,043
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	1,508,228	92,044	247,779	407,981	461,043

Liabilities:
Due to Northwestern Mutual Life Insurance Company	20	1	-	5	2
Due to Participants	2,146	64	430	416	324

Total Liabilities	2,166	65	430	421	326

Total Net Assets	$1,506,062	$91,979	$247,349	$407,560	$460,717

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$4,584	$75	$179	$416	$219
Annuity Reserves	131	-	-	8	31
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	182,423	10,836	21,276	47,696	33,072
Annuity Reserves	3,035	50	313	674	400
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	46,798	2,054	5,522	16,896	9,190
Annuity Reserves	974	-	63	154	377
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	115,809	6,928	10,507	42,358	22,030
Annuity Reserves	891	31	71	196	94
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	567,678	31,073	103,866	140,720	196,935
Annuity Reserves	11,167	218	2,379	2,160	2,642
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	151,824	8,828	18,372	39,703	33,027
Class B Accumulation Units (8)	387,710	31,069	77,835	109,710	150,547
Annuity Reserves	7,583	165	800	1,381	1,844
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	24,709	652	5,902	5,477	10,184
Annuity Reserves	746	-	264	11	125

Total Net Assets	$1,506,062	$91,979	$247,349	$407,560	$460,717

(1) Investments, at cost	$1,487,335	$88,676	$256,311	$402,796	$455,159
Mutual Fund Shares Held	1,190,393	82,256	225,254	565,855	424,924
(2) Accumulation Unit Value	$16.265613	$1.810971	$1.312271	$3.767434	$1.506086
Units Outstanding	282	41	137	110	145
(3) Accumulation Unit Value	$13.787705	$1.742779	$1.262831	$3.397363	$1.449313
Units Outstanding	13,231	6,218	16,848	14,039	22,819
(4) Accumulation Unit Value	$2.979005	$1.859890	$1.347739	$3.764796	$1.546709
Units Outstanding	15,709	1,105	4,097	4,488	5,942
(5) Accumulation Unit Value	$13.787705	$1.742779	$1.262831	$3.397363	$1.449313
Units Outstanding	8,399	3,975	8,321	12,468	15,201
(6) Accumulation Unit Value	$2.169376	$1.845834	$1.337571	$2.538399	$1.535072
Units Outstanding	261,679	16,834	77,648	55,438	128,289
(7) Accumulation Unit Value	$2.169376	$1.845834	$1.337571	$2.538399	$1.535072
Units Outstanding	69,985	4,783	13,736	15,641	21,515
(8) Accumulation Unit Value	$13.787705	$1.742779	$1.262831	$3.397363	$1.449313
Units Outstanding	28,120	17,827	61,636	32,293	103,875
(9) Accumulation Unit Value	$2.193832	$1.867223	$1.353036	$2.592458	$1.552814
Units Outstanding	11,263	349	4,362	2,113	6,558

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,879,816	$211,520	$-	$-	$-
Fidelity Variable Insurance Products	-	-	448,912	412,435	-
Neuberger Berman Advisers Management Trust	-	-	-	-	215,768
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	-	7

Total Assets	1,879,816	211,520	448,913	412,435	215,775

Liabilities:
Due to Northwestern Mutual Life Insurance Company	84	2	-	33	-
Due to Participants	6,484	743	356	322	84

Total Liabilities	6,568	745	356	355	84

Total Net Assets	$1,873,248	$210,775	$448,557	$412,080	$215,691

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$17,125	$635	$866	$292	$90
Annuity Reserves	834	-	-	3	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	961,466	41,086	45,792	28,951	10,554
Annuity Reserves	20,177	1,406	246	170	69
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	69,028	6,375	12,346	7,553	3,063
Annuity Reserves	4,396	384	127	278	20
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	233,383	26,947	32,990	19,531	7,396
Annuity Reserves	3,838	691	410	349	13
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	210,716	44,964	173,318	182,493	105,015
Annuity Reserves	15,787	2,632	1,747	2,090	610
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	143,067	37,209	45,220	25,976	8,850
Class B Accumulation Units (8)	183,394	46,581	131,375	138,002	78,768
Annuity Reserves	9,336	1,421	958	865	637
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	701	404	3,086	5,461	606
Annuity Reserves	-	40	76	66	-

Total Net Assets	$1,873,248	$210,775	$448,557	$412,080	$215,691

(1) Investments, at cost	$1,849,391	$191,324	$370,503	$279,751	$155,451
Mutual Fund Shares Held	1,269,288	177,004	12,185	11,238	9,036
(2) Accumulation Unit Value	$14.060280	$1.852866	$3.925288	$1.581815	$1.536531
Units Outstanding	1,218	342	221	185	58
(3) Accumulation Unit Value	$11.921712	$1.732596	$3.702607	$1.522183	$1.478648
Units Outstanding	80,648	23,714	12,368	19,020	7,138
(4) Accumulation Unit Value	$3.836524	$1.941191	$4.087410	$1.624481	$1.578108
Units Outstanding	17,992	3,284	3,021	4,649	1,941
(5) Accumulation Unit Value	$11.921712	$1.732596	$3.702607	$1.522183	$1.478648
Units Outstanding	19,576	15,553	8,910	12,831	5,002
(6) Accumulation Unit Value	$1.748607	$1.915704	$4.040650	$1.612278	$1.566120
Units Outstanding	120,507	23,471	42,895	113,188	67,054
(7) Accumulation Unit Value	$1.748607	$1.915704	$4.040650	$1.612278	$1.566120
Units Outstanding	81,818	19,423	11,191	16,111	5,651
(8) Accumulation Unit Value	$11.921712	$1.732596	$3.702607	$1.522183	$1.478648
Units Outstanding	15,383	26,886	35,482	90,661	53,271
(9) Accumulation Unit Value	$1.799000	$1.954610	$4.111819	$1.630936	$1.584272
Units Outstanding	390	206	750	3,349	382

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	176,583	77,531	154,448	534,094	540,416
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	176,583	77,531	154,448	534,094	540,416

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	16	1	9	-
Due to Participants	152	62	90	597	374

Total Liabilities	152	78	91	606	374

Total Net Assets	$176,431	$77,453	$154,357	$533,488	$540,042

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$324	$108	$88	$397	$3,729
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	19,343	12,138	18,893	38,621	53,933
Annuity Reserves	174	100	135	572	545
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	9,557	4,521	7,373	13,287	14,644
Annuity Reserves	70	21	16	162	352
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	21,267	10,230	15,150	28,144	40,559
Annuity Reserves	81	42	99	223	206
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	51,362	20,377	50,691	220,051	201,928
Annuity Reserves	1,246	227	367	2,464	2,019
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	31,645	12,174	22,704	53,450	60,554
Class B Accumulation Units (8)	35,013	16,058	32,528	162,920	153,777
Annuity Reserves	934	462	481	2,666	1,351
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	5,240	984	5,707	10,172	6,316
Annuity Reserves	175	11	125	359	129

Total Net Assets	$176,431	$77,453	$154,357	$533,488	$540,042

(1) Investments, at cost	$143,811	$62,614	$145,192	$526,740	$505,831
Mutual Fund Shares Held	9,751	4,999	13,384	50,103	34,576
(2) Accumulation Unit Value	$1.607054	$2.413597	$1.582549	$2.070422	$3.971605
Units Outstanding	202	45	56	192	939
(3) Accumulation Unit Value	$1.485791	$2.231487	$1.463162	$1.914309	$3.671934
Units Outstanding	13,018	5,439	12,912	20,175	14,688
(4) Accumulation Unit Value	$1.696823	$2.548477	$1.671003	$2.186141	$4.193538
Units Outstanding	5,632	1,774	4,412	6,078	3,492
(5) Accumulation Unit Value	$1.485791	$2.231487	$1.463162	$1.914309	$3.671934
Units Outstanding	14,314	4,584	10,355	14,702	11,046
(6) Accumulation Unit Value	$1.570749	$2.136889	$1.316072	$2.139064	$4.378494
Units Outstanding	32,702	9,537	38,519	102,872	46,117
(7) Accumulation Unit Value	$1.570749	$2.136889	$1.316072	$2.139064	$4.378494
Units Outstanding	20,146	5,697	17,251	24,988	13,830
(8) Accumulation Unit Value	$1.485791	$2.231487	$1.463162	$1.914309	$3.671934
Units Outstanding	23,565	7,196	22,231	85,107	41,879
(9) Accumulation Unit Value	$1.669249	$2.249154	$1.415417	$2.152613	$4.091250
Units Outstanding	3,139	437	4,032	4,725	1,544

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	106,675	289,832	184,357	42,503	-
Credit Suisse Trust	-	-	-	-	182,034
Due from Northwestern Mutual Life Insurance Company	1	688	-	-	7

Total Assets	106,676	290,520	184,357	42,503	182,041

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	-	-
Due to Participants	2	641	104	20	71

Total Liabilities	2	641	105	20	71

Total Net Assets	$106,674	$289,879	$184,252	$42,483	$181,970

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$76	$-	$1	$5	$67
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	15,935	24,588	10,106	3,173	9,395
Annuity Reserves	380	920	5	5	81
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,967	7,327	2,258	1,414	2,794
Annuity Reserves	29	83	-	158	19
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	7,480	16,314	7,951	2,715	5,976
Annuity Reserves	25	54	-	-	16
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	32,409	111,330	79,332	16,236	90,308
Annuity Reserves	805	4,671	1,810	607	566
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	11,302	19,520	7,050	2,717	7,999
Class B Accumulation Units (8)	35,507	103,852	75,684	15,453	60,662
Annuity Reserves	584	1,075	55	-	583
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	175	145	-	-	3,435
Annuity Reserves	-	-	-	-	69

Total Net Assets	$106,674	$289,879	$184,252	$42,483	$181,970

(1) Investments, at cost	$102,620	$258,411	$158,905	$36,878	$215,998
Mutual Fund Shares Held	10,208	27,868	18,308	4,493	34,872
(2) Accumulation Unit Value	$1.343220	$1.309137	$1.233405	$1.147052	$5.725419
Units Outstanding	56	-	1	4	12
(3) Accumulation Unit Value	$1.292586	$1.259753	$1.186908	$1.103798	$5.621078
Units Outstanding	12,328	19,518	8,515	2,875	1,671
(4) Accumulation Unit Value	$1.379497	$1.344471	$1.266761	$1.178081	$5.798932
Units Outstanding	1,426	5,450	1,782	1,200	482
(5) Accumulation Unit Value	$1.292586	$1.259753	$1.186908	$1.103798	$5.621078
Units Outstanding	5,787	12,950	6,699	2,459	1,063
(6) Accumulation Unit Value	$1.369069	$1.334353	$1.257158	$1.169183	$5.777946
Units Outstanding	23,672	83,440	63,105	13,888	15,630
(7) Accumulation Unit Value	$1.369069	$1.334353	$1.257158	$1.169183	$5.777946
Units Outstanding	8,255	14,629	5,608	2,324	1,384
(8) Accumulation Unit Value	$1.292586	$1.259753	$1.186908	$1.103798	$5.621078
Units Outstanding	27,470	82,438	63,766	14,000	10,792
(9) Accumulation Unit Value	$1.384896	$1.349788	$1.271734	$1.182707	$5.809833
Units Outstanding	126	107	-	-	591

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$1,698	$85	$3,191	$24	$17,600
Expenses:
Mortality and expense risk charges	2,799	3,569	2,142	573	10,727

Net investment income (loss)	(1,101)	(3,484)	1,049	(549)	6,873

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10,911	4,760	5,211	4,113	33,079
Realized gain distributions	27,473	44,282	19,174	2,469	13,714

Realized gains (losses)	38,384	49,042	24,385	6,582	46,793

Change in unrealized appreciation/(depreciation) of investments during the period	(15,094)	(7,858)	(10,083)	1,047	74,481

Net increase (decrease) in net assets resulting from operations	$22,189	$37,700	$15,351	$7,080	$128,147

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$-	$5,121	$6,093	$1,662	$3,194
Expenses:
Mortality and expense risk charges	733	2,565	4,067	5,069	2,924

Total Expenses	733	2,565	4,067	5,069	2,924

Net investment income (loss)	(733)	2,556	2,026	(3,407)	270

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,135	4,120	2,476	(6,280)	7,624
Realized gain distributions	4,052	-	14,586	91,316	15,312

Realized gains (losses)	9,187	4,120	17,062	85,036	22,936

Change in unrealized appreciation/(depreciation) of investments during the period	573	29,916	12,185	(48,757)	3,260

Net increase (decrease) in net assets resulting from operations	$9,027	$36,592	$31,273	$32,872	$26,466

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,976	$-	$1,013	$1,189	$4,108
Expenses:
Mortality and expense risk charges	1,690	1,940	603	2,889	2,662

Net investment income (loss)	286	(1,940)	410	(1,700)	1,446

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,761	2,180	3,511	5,351	(550)
Realized gain distributions	16,660	23,944	11,367	8,577	-

Realized gains (losses)	18,421	26,124	14,878	13,928	(550)

Change in unrealized appreciation/(depreciation) of investments during the period	10,473	(8,555)	(12,176)	(13,965)	(18,213)

Net increase (decrease) in net assets resulting from operations	$29,180	$15,629	$3,112	$(1,737)	$(17,317)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$3,278	$19,295	$2,006	$189	$1,055
Expenses:
Mortality and expense risk charges	1,820	9,272	2,596	2,412	1,510

Net investment income (loss)	1,458	10,023	(590)	(2,223)	(455)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	566	14,329	553	-	(173)
Realized gain distributions	1,400	67,999	112	-	-

Realized gains (losses)	1,966	82,328	665	-	(173)

Change in unrealized appreciation/(depreciation) of investments during the period	(21,657)	(192,580)	(22,977)	-	(274)

Net increase (decrease) in net assets resulting from operations	$(18,233)	$(100,229)	$(22,902)	$(2,223)	$(902)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$29,821	$1,776	$1,318	$20,373	$11,646
Expenses:
Mortality and expense risk charges	12,260	735	1,974	3,489	3,619

Net investment income (loss)	17,561	1,041	(656)	16,884	8,027

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,952	(1,588)	543	1,395	953
Realized gain distributions	-	-	2,400	-	-

Realized gains (losses)	1,952	(1,588)	2,943	1,395	953

Change in unrealized appreciation/(depreciation) of investments during the period	46,109	17,426	2,480	(17,800)	(373)

Net increase (decrease) in net assets resulting from operations	$65,622	$16,879	$4,767	$479	$8,607

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$43,639	$4,524	$85	$2,939	$747
Expenses:
Mortality and expense risk charges	20,051	1,931	3,671	3,127	1,542

Net investment income (loss)	23,588	2,593	(3,586)	(188)	(795)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(20,795)	1,404	2,692	4,334	1,161
Realized gain distributions	149,716	18,601	10,103	8,184	-

Realized gains (losses)	128,921	20,005	12,795	12,518	1,161

Change in unrealized appreciation/(depreciation) of investments during the period	(70,774)	(13,936)	12,693	26,419	17,661

Net increase (decrease) in net assets resulting from operations	$81,735	$8,662	$21,902	$38,749	$18,027

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$2,066	$199	$3,195	$7,571	$16,754
Expenses:
Mortality and expense risk charges	1,437	689	1,344	4,068	4,273

Net investment income (loss)	629	(490)	1,851	3,503	12,481

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,964	1,840	(2,662)	819	(2,896)
Realized gain distributions	23,437	7,521	-	10,273	22,601

Realized gains (losses)	31,401	9,361	(2,662)	11,092	19,705

Change in unrealized appreciation/(depreciation) of investments during the period	(14,038)	(8,607)	(7,644)	7,251	31,934

Net increase (decrease) in net assets resulting from operations	$17,992	$264	$(8,455)	$21,846	$64,120

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$2,982	$8,433	$5,389	$1,378	$-
Expenses:
Mortality and expense risk charges	943	2,537	1,572	365	1,451

Total Expenses	943	2,537	1,572	365	1,451
Less waived fees	-	-	-	-	(165)

Net Expenses	943	2,537	1,572	365	1,286

Net investment income (loss)	2,039	5,896	3,817	1,013	(1,286)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,431	10,322	3,697	1,178	83
Realized gain distributions	1,556	5,578	4,047	675	-

Realized gains (losses)	2,987	15,900	7,744	1,853	83

Change in unrealized appreciation/(depreciation) of investments during the period	(1,079)	(11,349)	(6,671)	(1,792)	(36,452)

Net increase (decrease) in net assets resulting from operations	$3,947	$10,447	$4,890	$1,074	$(37,655)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(1,101)	$(774)	$(3,484)	$(1,191)
Net realized gains (losses)	38,384	25,810	49,042	2,882
Net change in unrealized appreciation/(depreciation)	(15,094)	51,579	(7,858)	81,575

Net increase (decrease) in net assets resulting from operations	22,189	76,615	37,700	83,266

Contract Transactions:
Contract owners’ net payments	10,154	8,661	76,857	67,750
Annuity payments	(215)	(194)	(193)	(145)
Surrenders and other (net)	(19,918)	(17,801)	(24,023)	(19,124)
Transfers from other divisions or sponsor	180,659	171,125	753,428	573,316
Transfers to other divisions or sponsor	(190,413)	(180,700)	(766,706)	(580,173)

Net increase (decrease) in net assets resulting from contract transactions	(19,733)	(18,909)	39,363	41,624

Net increase (decrease) in net assets	2,456	57,706	77,063	124,890

Net Assets:
Beginning of period	289,680	231,974	397,811	272,921

End of period	$292,136	$289,680	$474,874	$397,811

Units issued during the period	96,163	106,622	295,766	265,834
Units redeemed during the period	(101,368)	(112,509)	(281,827)	(248,517)

Net units issued (redeemed) during the period	(5,205)	(5,887)	13,939	17,317

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$1,049	$264	$(549)	$4
Net realized gains (losses)	24,385	3,012	6,582	5,615
Net change in unrealized appreciation/(depreciation)	(10,083)	44,470	1,047	9,192

Net increase (decrease) in net assets resulting from operations	15,351	47,746	7,080	14,811

Contract Transactions:
Contract owners’ net payments	7,278	6,292	3,506	4,062
Annuity payments	(298)	(282)	(29)	(24)
Surrenders and other (net)	(14,676)	(14,996)	(4,496)	(4,466)
Transfers from other divisions or sponsor	132,019	127,108	101,798	100,320
Transfers to other divisions or sponsor	(139,650)	(134,395)	(104,292)	(101,855)

Net increase (decrease) in net assets resulting from contract transactions	(15,327)	(16,273)	(3,513)	(1,963)

Net increase (decrease) in net assets	24	31,473	3,567	12,848

Net Assets:
Beginning of period	213,173	181,700	63,399	50,551

End of period	$213,197	$213,173	$66,966	$63,399

Units issued during the period	77,938	84,403	89,658	104,043
Units redeemed during the period	(82,352)	(91,002)	(92,658)	(105,995)

Net units issued (redeemed) during the period	(4,414)	(6,599)	(3,000)	(1,952)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$6,873	$7,981	$(733)	$447
Net realized gains (losses)	46,793	39,561	9,187	4,822
Net change in unrealized appreciation/(depreciation)	74,481	209,427	573	12,014

Net increase (decrease) in net assets resulting from operations	128,147	256,969	9,027	17,283

Contract Transactions:
Contract owners’ net payments	49,762	44,398	5,839	5,936
Annuity payments	(1,063)	(941)	(44)	(41)
Surrenders and other (net)	(82,209)	(69,834)	(5,716)	(3,947)
Transfers from other divisions or sponsor	742,690	653,806	120,907	112,885
Transfers to other divisions or sponsor	(759,702)	(671,631)	(124,298)	(110,625)

Net increase (decrease) in net assets resulting from contract transactions	(50,522)	(44,202)	(3,312)	4,208

Net increase (decrease) in net assets	77,625	212,767	5,715	21,491

Net Assets:
Beginning of period	1,067,160	854,393	77,367	55,876

End of period	$1,144,785	$1,067,160	$83,082	$77,367

Units issued during the period	332,987	342,865	105,079	116,681
Units redeemed during the period	(334,290)	(342,869)	(107,872)	(112,828)

Net units issued (redeemed) during the period	(1,303)	(4)	(2,793)	3,853

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2,556	$2,224	$2,026	$1,932
Net realized gains (losses)	4,120	(755)	17,062	1,125
Net change in unrealized appreciation/(depreciation)	29,916	75,590	12,185	87,936

Net increase (decrease) in net assets resulting from operations	36,592	77,059	31,273	90,993

Contract Transactions:
Contract owners’ net payments	13,391	12,220	86,136	77,658
Annuity payments	(343)	(289)	(454)	(346)
Surrenders and other (net)	(22,814)	(20,011)	(28,232)	(20,390)
Transfers from other divisions or sponsor	412,077	389,208	832,331	622,967
Transfers to other divisions or sponsor	(422,651)	(409,543)	(832,597)	(621,192)

Net increase (decrease) in net assets resulting from contract transactions	(20,340)	(28,415)	57,184	58,697

Net increase (decrease) in net assets	16,252	48,644	88,457	149,690

Net Assets:
Beginning of period	295,121	246,477	440,916	291,226

End of period	$311,373	$295,121	$529,373	$440,916

Units issued during the period	220,497	249,557	384,973	335,815
Units redeemed during the period	(231,400)	(267,580)	(361,460)	(307,665)

Net units issued (redeemed) during the period	(10,903)	(18,023)	23,513	28,150

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(3,407)	$(3,588)	$270	$430
Net realized gains (losses)	85,036	12,061	22,936	14,372
Net change in unrealized appreciation/(depreciation)	(48,757)	89,572	3,260	63,431

Net increase (decrease) in net assets resulting from operations	32,872	98,045	26,466	78,233

Contract Transactions:
Contract owners’ net payments	12,566	12,259	17,060	15,531
Annuity payments	(381)	(356)	(288)	(237)
Surrenders and other (net)	(35,755)	(33,579)	(24,455)	(19,671)
Transfers from other divisions or sponsor	149,944	143,519	279,975	260,689
Transfers to other divisions or sponsor	(164,514)	(159,705)	(286,480)	(263,069)

Net increase (decrease) in net assets resulting from contract transactions	(38,140)	(37,862)	(14,188)	(6,757)

Net increase (decrease) in net assets	(5,268)	60,183	12,278	71,476

Net Assets:
Beginning of period	481,694	421,511	319,359	247,883

End of period	$476,426	$481,694	$331,637	$319,359

Units issued during the period	67,316	67,547	93,013	100,485
Units redeemed during the period	(72,545)	(73,785)	(96,997)	(102,526)

Net units issued (redeemed) during the period	(5,229)	(6,238)	(3,984)	(2,041)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$286	$155	$(1,940)	$(866)
Net realized gains (losses)	18,421	1,205	26,124	(2,363)
Net change in unrealized appreciation/(depreciation)	10,473	34,579	(8,555)	65,888

Net increase (decrease) in net assets resulting from operations	29,180	35,939	15,629	62,659

Contract Transactions:
Contract owners’ net payments	36,412	31,810	8,615	8,208
Annuity payments	(106)	(76)	(196)	(173)
Surrenders and other (net)	(12,292)	(8,854)	(16,461)	(14,996)
Transfers from other divisions or sponsor	346,972	252,484	192,289	184,482
Transfers to other divisions or sponsor	(346,294)	(253,035)	(200,559)	(198,160)

Net increase (decrease) in net assets resulting from contract transactions	24,692	22,329	(16,312)	(20,639)

Net increase (decrease) in net assets	53,872	58,268	(683)	42,020

Net Assets:
Beginning of period	172,757	114,489	219,689	177,669

End of period	$226,629	$172,757	$219,006	$219,689

Units issued during the period	142,510	125,901	83,768	93,199
Units redeemed during the period	(133,543)	(116,077)	(88,539)	(100,846)

Net units issued (redeemed) during the period	8,967	9,824	(4,771)	(7,647)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$410	$1,479	$(1,700)	$789
Net realized gains (losses)	14,878	4,509	13,928	6,702
Net change in unrealized appreciation/(depreciation)	(12,176)	10,967	(13,965)	69,892

Net increase (decrease) in net assets resulting from operations	3,112	16,955	(1,737)	77,383

Contract Transactions:
Contract owners’ net payments	6,627	5,052	38,104	35,378
Annuity payments	(43)	(28)	(202)	(164)
Surrenders and other (net)	(4,267)	(3,012)	(20,817)	(18,494)
Transfers from other divisions or sponsor	88,182	79,705	490,147	411,780
Transfers to other divisions or sponsor	(87,856)	(72,164)	(492,621)	(422,972)

Net increase (decrease) in net assets resulting from contract transactions	2,643	9,553	14,611	5,528

Net increase (decrease) in net assets	5,755	26,508	12,874	82,911

Net Assets:
Beginning of period	66,520	40,012	332,179	249,268

End of period	$72,275	$66,520	$345,053	$332,179

Units issued during the period	60,542	62,833	175,770	165,554
Units redeemed during the period	(58,955)	(56,023)	(171,186)	(163,540)

Net units issued (redeemed) during the period	1,587	6,810	4,584	2,014

	International Growth Division		Research International Core Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$1,446	$1,445	$1,458	$(1,052)
Net realized gains (losses)	(550)	(1,362)	1,966	561
Net change in unrealized appreciation/(depreciation)	(18,213)	45,037	(21,657)	25,718

Net increase (decrease) in net assets resulting from operations	(17,317)	45,120	(18,233)	25,227

Contract Transactions:
Contract owners’ net payments	49,491	44,543	60,588	53,377
Annuity payments	(196)	(165)	(123)	(81)
Surrenders and other (net)	(19,900)	(15,189)	(11,599)	(7,428)
Transfers from other divisions or sponsor	561,798	447,419	475,121	316,371
Transfers to other divisions or sponsor	(553,013)	(452,296)	(454,496)	(310,360)

Net increase (decrease) in net assets resulting from contract transactions	38,180	24,312	69,491	51,879

Net increase (decrease) in net assets	20,863	69,432	51,258	77,106

Net Assets:
Beginning of period	297,800	228,368	192,348	115,242

End of period	$318,663	$297,800	$243,606	$192,348

Units issued during the period	332,195	290,784	525,998	386,906
Units redeemed during the period	(311,803)	(276,819)	(458,430)	(332,624)

Net units issued (redeemed) during the period	20,392	13,965	67,568	54,282

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$10,023	$11,931	$(590)	$(166)
Net realized gains (losses)	82,328	15,748	665	1,367
Net change in unrealized appreciation/(depreciation)	(192,580)	146,271	(22,977)	(14,042)

Net increase (decrease) in net assets resulting from operations	(100,229)	173,950	(22,902)	(12,841)

Contract Transactions:
Contract owners’ net payments	87,785	82,582	68,749	61,962
Annuity payments	(886)	(720)	(165)	(115)
Surrenders and other (net)	(67,766)	(65,453)	(16,701)	(12,100)
Transfers from other divisions or sponsor	1,341,348	1,156,670	652,767	475,527
Transfers to other divisions or sponsor	(1,325,789)	(1,186,644)	(622,839)	(444,639)

Net increase (decrease) in net assets resulting from contract transactions	34,692	(13,565)	81,811	80,635

Net increase (decrease) in net assets	(65,537)	160,385	58,909	67,794

Net Assets:
Beginning of period	1,025,491	865,106	272,419	204,625

End of period	$959,954	$1,025,491	$331,328	$272,419

Units issued during the period	560,768	523,260	713,895	522,404
Units redeemed during the period	(539,178)	(522,128)	(632,941)	(444,526)

Net units issued (redeemed) during the period	21,590	1,132	80,954	77,878

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(2,223)	$(2,362)	$(455)	$(951)
Net realized gains (losses)	-	-	(173)	(189)
Net change in unrealized appreciation/(depreciation)	-	-	(274)	771

Net increase (decrease) in net assets resulting from operations	(2,223)	(2,362)	(902)	(369)

Contract Transactions:
Contract owners’ net payments	107,131	118,940	26,954	27,808
Annuity payments	(143)	(130)	(151)	(104)
Surrenders and other (net)	(73,650)	(70,402)	(13,917)	(11,164)
Transfers from other divisions or sponsor	154,380	194,401	340,217	277,341
Transfers to other divisions or sponsor	(225,276)	(240,920)	(320,626)	(250,634)

Net increase (decrease) in net assets resulting from contract transactions	(37,558)	1,889	32,477	43,247

Net increase (decrease) in net assets	(39,781)	(473)	31,575	42,878

Net Assets:
Beginning of period	282,771	283,244	161,123	118,245

End of period	$242,990	$282,771	$192,698	$161,123

Units issued during the period	153,450	181,351	318,992	266,357
Units redeemed during the period	(170,010)	(177,708)	(291,607)	(228,994)

Net units issued (redeemed) during the period	(16,560)	3,643	27,385	37,363

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$17,561	$20,118	$1,041	$(742)
Net realized gains (losses)	1,952	23,042	(1,588)	(1,735)
Net change in unrealized appreciation/(depreciation)	46,109	(84,620)	17,426	(10,403)

Net increase (decrease) in net assets resulting from operations	65,622	(41,460)	16,879	(12,880)

Contract Transactions:
Contract owners’ net payments	162,136	168,866	5,426	6,752
Annuity payments	(2,078)	(1,774)	(66)	(58)
Surrenders and other (net)	(105,085)	(104,021)	(6,486)	(6,591)
Transfers from other divisions or sponsor	2,465,392	2,187,032	156,526	147,384
Transfers to other divisions or sponsor	(2,452,784)	(2,163,822)	(154,853)	(155,829)

Net increase (decrease) in net assets resulting from contract transactions	67,581	86,281	547	(8,342)

Net increase (decrease) in net assets	133,203	44,821	17,426	(21,222)

Net Assets:
Beginning of period	1,372,859	1,328,038	74,553	95,775

End of period	$1,506,062	$1,372,859	$91,979	$74,553

Units issued during the period	810,087	728,334	100,030	98,059
Units redeemed during the period	(781,258)	(691,996)	(99,647)	(103,404)

Net units issued (redeemed) during the period	28,829	36,338	383	(5,345)

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(656)	$556	$16,884	$16,781
Net realized gains (losses)	2,943	6,595	1,395	1,833
Net change in unrealized appreciation/(depreciation)	2,480	(28,463)	(17,800)	(1,961)

Net increase (decrease) in net assets resulting from operations	4,767	(21,312)	479	16,653

Contract Transactions:
Contract owners’ net payments	37,824	40,013	47,436	47,262
Annuity payments	(272)	(194)	(420)	(393)
Surrenders and other (net)	(16,823)	(14,775)	(27,687)	(25,990)
Transfers from other divisions or sponsor	442,383	378,292	626,345	519,406
Transfers to other divisions or sponsor	(439,041)	(381,068)	(612,660)	(508,800)

Net increase (decrease) in net assets resulting from contract transactions	24,071	22,268	33,014	31,485

Net increase (decrease) in net assets	28,838	956	33,493	48,138

Net Assets:
Beginning of period	218,511	217,555	374,067	325,929

End of period	$247,349	$218,511	$407,560	$374,067

Units issued during the period	364,080	314,646	229,994	202,609
Units redeemed during the period	(346,965)	(299,055)	(218,319)	(190,644)

Net units issued (redeemed) during the period	17,115	15,591	11,675	11,965

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$8,027	$9,463	$23,588	$42,246
Net realized gains (losses)	953	4,552	128,921	58,405
Net change in unrealized appreciation/(depreciation)	(373)	(22,509)	(70,774)	89,165

Net increase (decrease) in net assets resulting from operations	8,607	(8,494)	81,735	189,816

Contract Transactions:
Contract owners’ net payments	70,260	68,326	79,006	82,546
Annuity payments	(389)	(285)	(6,040)	(5,542)
Surrenders and other (net)	(27,708)	(22,113)	(156,708)	(154,634)
Transfers from other divisions or sponsor	821,865	673,953	383,255	342,167
Transfers to other divisions or sponsor	(800,611)	(637,163)	(384,300)	(356,691)

Net increase (decrease) in net assets resulting from contract transactions	63,417	82,718	(84,787)	(92,154)

Net increase (decrease) in net assets	72,024	74,224	(3,052)	97,662

Net Assets:
Beginning of period	388,693	314,469	1,876,300	1,778,638

End of period	$460,717	$388,693	$1,873,248	$1,876,300

Units issued during the period	590,037	505,051	150,412	144,335
Units redeemed during the period	(549,245)	(449,968)	(149,669)	(142,946)

Net units issued (redeemed) during the period	40,792	55,083	743	1,389

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2,593	$4,747	$(3,586)	$(2,115)
Net realized gains (losses)	20,005	1,749	12,795	50,844
Net change in unrealized appreciation/(depreciation)	(13,936)	22,113	12,693	59,011

Net increase (decrease) in net assets resulting from operations	8,662	28,609	21,902	107,740

Contract Transactions:
Contract owners’ net payments	10,384	11,699	47,348	42,984
Annuity payments	(1,376)	(649)	(279)	(213)
Surrenders and other (net)	(15,331)	(17,642)	(28,203)	(22,418)
Transfers from other divisions or sponsor	115,225	112,720	639,397	536,508
Transfers to other divisions or sponsor	(113,786)	(116,203)	(650,323)	(554,392)

Net increase (decrease) in net assets resulting from contract transactions	(4,884)	(10,075)	7,940	2,469

Net increase (decrease) in net assets	3,778	18,534	29,842	110,209

Net Assets:
Beginning of period	206,997	188,463	418,715	308,506

End of period	$210,775	$206,997	$448,557	$418,715

Units issued during the period	69,088	75,410	182,822	182,299
Units redeemed during the period	(72,112)	(81,724)	(180,958)	(181,584)

Net units issued (redeemed) during the period	(3,024)	(6,314)	1,864	715

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(188)	$168	$(795)	$(101)
Net realized gains (losses)	12,518	1,502	1,161	779
Net change in unrealized appreciation/(depreciation)	26,419	72,258	17,661	35,783

Net increase (decrease) in net assets resulting from operations	38,749	73,928	18,027	36,461

Contract Transactions:
Contract owners’ net payments	62,042	56,973	48,601	42,498
Annuity payments	(260)	(177)	(76)	(47)
Surrenders and other (net)	(22,772)	(15,556)	(9,431)	(5,945)
Transfers from other divisions or sponsor	673,856	515,323	385,807	259,020
Transfers to other divisions or sponsor	(680,407)	(517,532)	(385,939)	(259,148)

Net increase (decrease) in net assets resulting from contract transactions	32,459	39,031	38,962	36,378

Net increase (decrease) in net assets	71,208	112,959	56,989	72,839

Net Assets:
Beginning of period	340,872	227,913	158,702	85,863

End of period	$412,080	$340,872	$215,691	$158,702

Units issued during the period	497,203	459,710	303,833	246,367
Units redeemed during the period	(475,672)	(428,167)	(276,718)	(216,689)

Net units issued (redeemed) during the period	21,531	31,543	27,115	29,678

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$629	$616	$(490)	$(342)
Net realized gains (losses)	31,401	15,156	9,361	7,292
Net change in unrealized appreciation/(depreciation)	(14,038)	28,852	(8,607)	17,509

Net increase (decrease) in net assets resulting from operations	17,992	44,624	264	24,459

Contract Transactions:
Contract owners’ net payments	6,141	7,007	2,950	3,049
Annuity payments	(261)	(227)	(103)	(95)
Surrenders and other (net)	(13,745)	(12,143)	(6,088)	(5,468)
Transfers from other divisions or sponsor	245,399	246,106	89,640	91,083
Transfers to other divisions or sponsor	(255,618)	(254,562)	(94,357)	(93,742)

Net increase (decrease) in net assets resulting from contract transactions	(18,084)	(13,819)	(7,958)	(5,173)

Net increase (decrease) in net assets	(92)	30,805	(7,694)	19,286

Net Assets:
Beginning of period	176,523	145,718	85,147	65,861

End of period	$176,431	$176,523	$77,453	$85,147

Units issued during the period	174,109	207,333	43,911	50,704
Units redeemed during the period	(186,541)	(218,728)	(47,534)	(53,443)

Net units issued (redeemed) during the period	(12,432)	(11,395)	(3,623)	(2,739)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$1,851	$1,804	$3,503	$2,492
Net realized gains (losses)	(2,662)	(5,509)	11,092	2,139
Net change in unrealized appreciation/(depreciation)	(7,644)	33,624	7,251	(14,155)

Net increase (decrease) in net assets resulting from operations	(8,455)	29,919	21,846	(9,524)

Contract Transactions:
Contract owners’ net payments	6,743	6,636	79,270	76,931
Annuity payments	(135)	(117)	(477)	(418)
Surrenders and other (net)	(11,310)	(11,175)	(33,320)	(30,916)
Transfers from other divisions or sponsor	282,227	279,605	1,027,472	863,882
Transfers to other divisions or sponsor	(282,786)	(287,364)	(1,011,163)	(833,254)

Net increase (decrease) in net assets resulting from contract transactions	(5,261)	(12,415)	61,782	76,225

Net increase (decrease) in net assets	(13,716)	17,504	83,628	66,701

Net Assets:
Beginning of period	168,073	150,569	449,860	383,159

End of period	$154,357	$168,073	$533,488	$449,860

Units issued during the period	200,160	220,903	551,338	478,970
Units redeemed during the period	(203,196)	(230,042)	(521,582)	(440,921)

Net units issued (redeemed) during the period	(3,036)	(9,139)	29,756	38,049

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$12,481	$13,536	$2,039	$747
Net realized gains (losses)	19,705	14,157	2,987	3,802
Net change in unrealized appreciation/(depreciation)	31,934	(16,832)	(1,079)	722

Net increase (decrease) in net assets resulting from operations	64,120	10,861	3,947	5,271

Contract Transactions:
Contract owners’ net payments	59,557	57,344	9,899	11,303
Annuity payments	(370)	(306)	(164)	(176)
Surrenders and other (net)	(31,973)	(28,150)	(8,858)	(6,917)
Transfers from other divisions or sponsor	827,312	696,662	52,110	47,080
Transfers to other divisions or sponsor	(825,311)	(693,106)	(47,842)	(48,409)

Net increase (decrease) in net assets resulting from contract transactions	29,215	32,444	5,145	2,881

Net increase (decrease) in net assets	93,335	43,305	9,092	8,152

Net Assets:
Beginning of period	446,707	403,402	97,582	89,430

End of period	$540,042	$446,707	$106,674	$97,582

Units issued during the period	230,741	210,895	46,769	46,738
Units redeemed during the period	(223,476)	(202,269)	(42,501)	(44,522)

Net units issued (redeemed) during the period	7,265	8,626	4,268	2,216

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$5,896	$3,304	$3,817	$2,126
Net realized gains (losses)	15,900	6,462	7,744	1,206
Net change in unrealized appreciation/(depreciation)	(11,349)	18,436	(6,671)	18,520

Net increase (decrease) in net assets resulting from operations	10,447	28,202	4,890	21,852

Contract Transactions:
Contract owners’ net payments	22,757	27,565	21,141	24,582
Annuity payments	(541)	(451)	(92)	(44)
Surrenders and other (net)	(26,086)	(16,643)	(9,850)	(8,281)
Transfers from other divisions or sponsor	164,663	153,708	99,881	95,786
Transfers to other divisions or sponsor	(163,404)	(147,239)	(101,582)	(95,212)

Net increase (decrease) in net assets resulting from contract transactions	(2,611)	16,940	9,498	16,831

Net increase (decrease) in net assets	7,836	45,142	14,388	38,683

Net Assets:
Beginning of period	282,043	236,901	169,864	131,181

End of period	$289,879	$282,043	$184,252	$169,864

Units issued during the period	147,135	153,165	99,816	110,215
Units redeemed during the period	(148,982)	(140,335)	(92,900)	(94,760)

Net units issued (redeemed) during the period	(1,847)	12,830	6,916	15,455

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$1,013	$617	$(1,286)	$(129)
Net realized gains (losses)	1,853	1,552	83	-
Net change in unrealized appreciation/(depreciation)	(1,792)	4,152	(36,452)	2,488

Net increase (decrease) in net assets resulting from operations	1,074	6,321	(37,655)	2,359

Contract Transactions:
Contract owners’ net payments	3,112	3,845	48,931	6,436
Annuity payments	(49)	(41)	(91)	(5)
Surrenders and other (net)	(2,078)	(1,859)	(8,811)	(583)
Transfers from other divisions or sponsor	22,809	21,471	412,320	175,625
Transfers to other divisions or sponsor	(23,042)	(21,875)	(382,064)	(34,492)

Net increase (decrease) in net assets resulting from contract transactions	752	1,541	70,285	146,981

Net increase (decrease) in net assets	1,826	7,862	32,630	149,340

Net Assets:
Beginning of period	40,657	32,795	149,340	-

End of period	$42,483	$40,657	$181,970	$149,340

Units issued during the period	22,734	24,584	66,950	26,836
Units redeemed during the period	(21,947)	(23,281)	(56,767)	(5,394)

Net units issued (redeemed) during the period	787	1,303	10,183	21,442

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

1.	Organization

NML Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse contract owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2014, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

2.	Significant Accounting Policies (continued)

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

E.	Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statement of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Separate Account and to the General Account and all related payouts are funded by Northwestern Mutual.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2014 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$49,959	$43,728
Focused Appreciation	141,698	61,479
Large Cap Core Stock	37,163	32,354
Large Cap Blend	10,121	11,731
Index 500 Stock	125,637	156,407
Large Company Value	17,619	17,633
Domestic Equity	35,311	53,077
Equity Income	131,475	57,470
Mid Cap Growth Stock	113,660	64,294
Index 400 Stock	52,795	51,440
Mid Cap Value	70,119	28,521
Small Cap Growth Stock	44,500	38,908
Index 600 Stock	28,975	14,535

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Small Cap Value	$66,253	$44,883
International Growth	74,236	34,650
Research International Core	90,104	17,784
International Equity	226,681	114,943
Emerging Markets Equity	110,858	29,495
Money Market	181,652	219,426
Short-Term Bond	60,603	28,273
Select Bond	273,389	188,275
Long-Term U.S. Government Bond	23,988	22,332
Inflation Protection	61,484	35,428
High Yield Bond	96,808	46,850
Multi-Sector Bond	118,945	47,422
Balanced	343,133	254,827
Asset Allocation	49,586	32,913
Fidelity VIP Mid Cap	78,115	63,665
Fidelity VIP Contrafund	91,613	51,029
Neuberger Berman AMT Socially Responsive	60,366	22,182
Russell Multi-Style Equity	39,206	33,427
Russell Aggressive Equity	15,535	16,453
Russell Non-U.S.	21,185	24,712
Russell Core Bond	139,691	64,040
Russell Global Real Estate Securities	130,105	65,823
Russell LifePoints Moderate Strategy	26,628	17,981
Russell LifePoints Balanced Strategy	54,022	45,473
Russell LifePoints Growth Strategy	38,478	21,106
Russell LifePoints Equity Growth Strategy	7,937	5,512
Credit Suisse Trust Commodity Return Strategy	83,844	14,860

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

4.	Expenses and Related Party Transactions (continued)

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

5.	Financial Highlights

  (For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/14	102,658	$1.477220	to	$4.667715	$292,136	0.59%	0.35%	to	1.25%	7.67%	to	8.64%
Year Ended 12/31/13	107,863	1.361729	to	4.313512	289,680	0.68	0.35	to	1.25	34.18	to	35.39
Year Ended 12/31/12	113,750	1.007281	to	3.198682	231,974	0.57	0.35	to	1.25	11.53	to	12.55
Year Ended 12/31/11	122,623	0.896340	to	2.853501	229,210	0.78	0.35	to	1.25	(2.52)	to	(1.64)
Year Ended 12/31/10	128,091	0.912688	to	2.912721	252,356	0.83	0.35	to	1.25	10.98	to	11.98
Focused Appreciation
Year Ended 12/31/14	156,766	$2.873055	to	$3.190605	$474,874	0.02%	0.35%	to	1.25%	8.08%	to	9.05%
Year Ended 12/31/13	142,827	2.658335	to	2.925762	397,811	0.49	0.35	to	1.25	27.41	to	28.55
Year Ended 12/31/12	125,510	2.086517	to	2.275895	272,921	0.28	0.35	to	1.25	18.64	to	19.72
Year Ended 12/31/11	111,524	1.758640	to	1.901031	203,576	0.18	0.35	to	1.25	(7.26)	to	(6.43)
Year Ended 12/31/10	100,869	1.896360	to	2.031616	197,227	0.00	0.35	to	1.25	7.98	to	8.95
Large Cap Core Stock
Year Ended 12/31/14	88,619	$1.335309	to	$3.491694	$213,197	1.49%	0.35%	to	1.25%	7.22%	to	8.19%
Year Ended 12/31/13	93,033	1.236136	to	3.240388	213,173	1.15	0.35	to	1.25	26.99	to	28.13
Year Ended 12/31/12	99,632	0.966177	to	2.538996	181,700	1.20	0.35	to	1.25	10.24	to	11.24
Year Ended 12/31/11	109,075	0.869883	to	2.291654	183,557	1.13	0.35	to	1.25	(2.43)	to	(1.56)
Year Ended 12/31/10	116,489	0.884944	to	2.337118	203,479	1.20	0.35	to	1.25	11.15	to	12.52
Large Cap Blend
Year Ended 12/31/14	52,840	$1.225351	to	$1.312832	$66,966	0.04%	0.35%	to	1.25%	11.18%	to	12.18%
Year Ended 12/31/13	55,840	1.102119	to	1.170256	63,399	0.89	0.35	to	1.25	29.24	to	30.40
Year Ended 12/31/12	57,792	0.852786	to	0.897418	50,551	0.97	0.35	to	1.25	13.76	to	14.79
Year Ended 12/31/11	58,892	0.749617	to	0.781770	45,108	0.79	0.35	to	1.25	(3.50)	to	(2.63)
Year Ended 12/31/10	53,505	0.776814	to	0.802916	42,349	0.86	0.35	to	1.25	12.88	to	13.89
Index 500 Stock
Year Ended 12/31/14	303,332	$1.671768	to	$8.470669	$1,144,785	1.60%	0.35%	to	1.25%	12.05%	to	13.06%
Year Ended 12/31/13	304,635	1.480870	to	7.522036	1,067,160	1.82	0.35	to	1.25	30.42	to	31.59
Year Ended 12/31/12	304,639	1.127022	to	5.738910	854,393	1.76	0.35	to	1.25	14.31	to	15.35
Year Ended 12/31/11	313,879	0.978533	to	4.995209	800,158	1.66	0.35	to	1.25	0.69	to	1.59
Year Ended 12/31/10	314,500	0.964620	to	4.936395	836,004	2.01	0.35	to	1.25	13.47	to	14.49
Large Company Value
Year Ended 12/31/14	63,902	$1.259638	to	$1.349669	$83,082	0.00%	0.35%	to	1.25%	11.63%	to	12.63%
Year Ended 12/31/13	66,695	1.128421	to	1.198270	77,367	1.57	0.35	to	1.25	29.66	to	30.83
Year Ended 12/31/12	62,842	0.870270	to	0.915883	55,876	1.98	0.35	to	1.25	15.02	to	16.06
Year Ended 12/31/11	56,785	0.756619	to	0.789126	43,763	1.78	0.35	to	1.25	0.23	to	1.13
Year Ended 12/31/10	49,455	0.754864	to	0.780271	37,955	1.75	0.35	to	1.25	9.58	to	10.56
Domestic Equity
Year Ended 12/31/14	149,921	$1.940876	to	$2.189636	$311,373	1.67%	0.35%	to	1.25%	32.37%	to	33.56%
Year Ended 12/31/13	160,824	1.725835	to	1.929634	295,121	1.67	0.35	to	1.25	32.37	to	33.56
Year Ended 12/31/12	178,847	1.303845	to	1.444779	246,477	2.18	0.35	to	1.25	12.92	to	13.94
Year Ended 12/31/11	194,973	1.154666	to	1.267980	236,790	2.06	0.35	to	1.25	(0.34)	to	0.55
Year Ended 12/31/10	210,285	1.158641	to	1.260995	254,866	2.28	0.35	to	1.25	13.20	to	14.22
Equity Income
Year Ended 12/31/14	211,617	$2.359021	to	$2.619776	$529,373	1.25%	0.35%	to	1.25%	6.10%	to	7.06%
Year Ended 12/31/13	188,104	2.223419	to	2.447110	440,916	1.36	0.35	to	1.25	28.33	to	29.48
Year Ended 12/31/12	159,954	1.732638	to	1.889919	291,226	1.56	0.35	to	1.25	15.77	to	16.82
Year Ended 12/31/11	133,804	1.496618	to	1.617804	209,515	1.54	0.35	to	1.25	(2.15)	to	(1.27)
Year Ended 12/31/10	106,420	1.529461	to	1.638555	169,766	1.72	0.35	to	1.25	13.90	to	14.92

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/14	99,352	$1.419146	to	$9.097072	$476,426	0.36%	0.35%	to	1.25%	7.15%	to	8.11%
Year Ended 12/31/13	104,581	1.314616	to	8.447933	481,694	0.12	0.35	to	1.25	10.57	to	11.57
Year Ended 12/31/12	110,819	1.052482	to	6.780188	421,511	0.12	0.35	to	1.25	10.57	to	11.57
Year Ended 12/31/11	120,112	0.944730	to	6.101288	421,517	0.23	0.35	to	1.25	(7.34)	to	(6.51)
Year Ended 12/31/10	127,673	1.011980	to	6.551845	498,895	0.28	0.35	to	1.25	22.32	to	23.42
Index 400 Stock
Year Ended 12/31/14	95,701	$3.182879	to	$4.093812	$331,637	0.98%	0.35%	to	1.25%	8.06%	to	9.03%
Year Ended 12/31/13	99,685	2.923550	to	3.756556	319,359	1.07	0.35	to	1.25	31.51	to	32.70
Year Ended 12/31/12	101,726	2.206463	to	2.832360	247,883	0.91	0.35	to	1.25	16.18	to	17.23
Year Ended 12/31/11	108,550	1.884985	to	2.417284	227,832	0.86	0.35	to	1.25	(3.14)	to	(2.27)
Year Ended 12/31/10	113,552	1.931599	to	2.474613	246,804	1.10	0.35	to	1.25	24.73	to	25.85
Mid Cap Value
Year Ended 12/31/14	77,310	$2.782414	to	$3.089907	$226,629	0.99%	0.35%	to	1.25%	15.24%	to	16.28%
Year Ended 12/31/13	68,343	2.414353	to	2.657215	172,757	0.96	0.35	to	1.25	28.63	to	29.79
Year Ended 12/31/12	58,519	1.876997	to	2.047361	114,489	1.39	0.35	to	1.25	15.12	to	16.16
Year Ended 12/31/11	47,737	1.630487	to	1.762499	80,731	1.79	0.35	to	1.25	(1.84)	to	(0.95)
Year Ended 12/31/10	42,208	1.660995	to	1.779465	72,293	1.37	0.35	to	1.25	18.44	to	19.51
Small Cap Growth Stock
Year Ended 12/31/14	75,290	$2.007765	to	$4.465920	$219,006	0.00%	0.35%	to	1.25%	7.31%	to	8.28%
Year Ended 12/31/13	80,061	1.854311	to	4.126720	219,689	0.49	0.35	to	1.25	36.88	to	38.11
Year Ended 12/31/12	87,708	1.342607	to	2.989457	177,669	0.00	0.35	to	1.25	8.12	to	9.10
Year Ended 12/31/11	96,580	1.230655	to	2.741589	182,531	0.35	0.35	to	1.25	(3.98)	to	(3.12)
Year Ended 12/31/10	102,716	1.270262	to	2.831266	204,944	0.74	0.35	to	1.25	24.29	to	25.41
Index 600 Stock
Year Ended 12/31/14	43,508	$1.602493	to	$1.717017	$72,275	1.48%	0.35%	to	1.25%	4.03%	to	4.97%
Year Ended 12/31/13	41,921	1.540384	to	1.635708	66,520	3.69	0.35	to	1.25	38.92	to	40.18
Year Ended 12/31/12	35,111	1.108809	to	1.166903	40,012	2.59	0.35	to	1.25	14.35	to	15.39
Year Ended 12/31/11	29,841	0.969630	to	1.011279	29,605	0.74	0.35	to	1.25	(0.35)	to	0.55
Year Ended 12/31/10	24,076	0.973013	to	1.005749	23,921	4.12	0.35	to	1.25	24.34	to	25.47
Small Cap Value
Year Ended 12/31/14	112,813	$2.885630	to	$3.255360	$345,053	0.36%	0.35%	to	1.25%	(1.02)%	to	(0.13)%
Year Ended 12/31/13	108,229	2.915464	to	3.259605	332,179	1.15	0.35	to	1.25	30.13	to	31.30
Year Ended 12/31/12	106,215	2.240441	to	2.482527	249,268	0.38	0.35	to	1.25	14.88	to	15.92
Year Ended 12/31/11	105,168	1.950281	to	2.141605	213,600	0.60	0.35	to	1.25	(2.58)	to	(1.71)
Year Ended 12/31/10	103,975	2.002032	to	2.178812	215,597	1.09	0.35	to	1.25	20.44	to	21.52
International Growth
Year Ended 12/31/14	180,762	$1.657184	to	$1.869507	$318,663	1.30%	0.35%	to	1.25%	(5.71)%	to	(4.86)%
Year Ended 12/31/13	160,370	1.757474	to	1.964925	297,800	1.42	0.35	to	1.25	18.32	to	19.39
Year Ended 12/31/12	146,405	1.485329	to	1.645820	228,368	1.37	0.35	to	1.25	16.52	to	17.57
Year Ended 12/31/11	131,902	1.274777	to	1.399837	175,799	1.14	0.35	to	1.25	(14.24)	to	(13.47)
Year Ended 12/31/10	121,880	1.486506	to	1.617764	188,456	0.92	0.35	to	1.25	14.99	to	16.02
Research International Core
Year Ended 12/31/14	252,080	$0.927768	to	$0.994128	$243,606	1.46%	0.35%	to	1.25%	(7.87)%	to	(7.04)%
Year Ended 12/31/13	184,512	1.007038	to	1.069405	192,348	0.13	0.35	to	1.25	17.45	to	18.50
Year Ended 12/31/12	130,230	0.857448	to	0.902416	115,242	1.66	0.35	to	1.25	15.30	to	16.35
Year Ended 12/31/11	71,466	0.743659	to	0.775620	54,575	1.88	0.35	to	1.25	(11.59)	to	(10.79)
Year Ended 12/31/10	35,979	0.841136	to	0.869442	30,850	1.72	0.35	to	1.25	9.68	to	10.66
International Equity
Year Ended 12/31/14	359,508	$1.855840	to	$4.211116	$959,954	1.90%	0.35%	to	1.25%	(9.94)%	to	(9.12)%
Year Ended 12/31/13	337,918	2.045236	to	4.652414	1,025,491	2.21	0.35	to	1.25	19.87	to	20.95
Year Ended 12/31/12	336,786	1.691434	to	3.861829	865,106	2.64	0.35	to	1.25	20.00	to	21.09
Year Ended 12/31/11	333,889	1.396839	to	3.202009	728,773	2.10	0.35	to	1.25	(11.21)	to	(10.41)
Year Ended 12/31/10	321,373	1.559174	to	3.588374	812,244	3.03	0.35	to	1.25	6.34	to	7.30

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:						For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Emerging Markets Equity
Year Ended 12/31/14	346,703	$0.918478	to	$0.984102	$331,328	0.63%	0.35%	to	1.25%	(1.17)%	to	(0.28)%
Year Ended 12/31/13	265,749	0.992029	to	1.053409	272,419	0.76	0.35	to	1.25	(6.33)	to	(5.48)
Year Ended 12/31/12	187,871	1.059049	to	1.114526	204,625	0.15	0.35	to	1.25	17.35	to	18.41
Year Ended 12/31/11	133,496	0.902488	to	0.941223	123,360	1.00	0.35	to	1.25	(19.67)	to	(18.94)
Year Ended 12/31/10	87,527	1.123423	to	1.161182	100,007	0.89	0.35	to	1.25	22.55	to	23.65
Money Market
Year Ended 12/31/14	128,871	$1.252575	to	$3.381758	$242,990	0.07%	0.35%	to	1.25%	(1.17)%	to	(0.28)%
Year Ended 12/31/13	145,431	1.257946	to	3.404719	282,771	0.10	0.35	to	1.25	(1.14)	to	(0.25)
Year Ended 12/31/12	141,788	1.263026	to	3.426892	283,244	0.15	0.35	to	1.25	(1.10)	to	(0.21)
Year Ended 12/31/11	146,775	1.267530	to	3.447749	303,010	0.13	0.35	to	1.25	(1.10)	to	(0.21)
Year Ended 12/31/10	134,632	1.272114	to	3.468775	281,941	0.29	0.35	to	1.25	(0.95)	to	(0.06)
Short-Term Bond
Year Ended 12/31/14	166,879	$1.107462	to	$1.186641	$192,698	0.58%	0.35%	to	1.25%	(0.86)%	to	0.03%
Year Ended 12/31/13	139,494	1.117123	to	1.186243	161,124	0.16	0.35	to	1.25	(0.70)	to	1.71
Year Ended 12/31/12	102,131	1.124968	to	1.183872	118,245	1.41	0.35	to	1.25	0.80	to	1.71
Year Ended 12/31/11	76,925	1.116091	to	1.163966	88,030	1.56	0.35	to	1.25	(0.69)	to	0.20
Year Ended 12/31/10	54,826	1.123849	to	1.161598	62,779	3.00	0.35	to	1.25	2.35	to	3.27
Select Bond
Year Ended 12/31/14	408,668	$2.169376	to	$16.265613	$1,506,062	2.35%	0.35%	to	1.25%	(3.37%)	to	(2.50%)
Year Ended 12/31/13	379,839	2.065352	to	15.524126	1,372,859	2.35	0.35	to	1.25	(3.37)	to	(2.50)
Year Ended 12/31/12	343,501	2.121473	to	15.985575	1,328,038	2.71	0.35	to	1.25	3.66	to	4.59
Year Ended 12/31/11	302,125	2.031334	to	15.344575	1,160,148	3.35	0.35	to	1.25	5.83	to	6.79
Year Ended 12/31/10	278,274	1.905091	to	14.426617	1,058,406	3.74	0.35	to	1.25	5.27	to	6.21
Long-Term U.S Government Bond
Year Ended 12/31/14	51,132	$1.742779	to	$1.867223	$91,979	2.12%	0.35%	to	1.25%	22.20%	to	23.30%
Year Ended 12/31/13	50,749	1.426196	to	1.514382	74,553	0.02	0.35	to	1.25	(14.35)	to	(13.58)
Year Ended 12/31/12	56,094	1.665149	to	1.752298	95,775	1.95	0.35	to	1.25	2.46	to	3.39
Year Ended 12/31/11	54,115	1.625206	to	1.694900	89,795	2.27	0.35	to	1.25	27.33	to	28.47
Year Ended 12/31/10	48,944	1.276411	to	1.319297	63,590	5.19	0.35	to	1.25	9.25	to	10.24
Inflation Protection
Year Ended 12/31/14	186,785	$1.262831	to	$1.353036	$247,349	0.55%	0.35%	to	1.25%	1.86%	to	2.78%
Year Ended 12/31/13	169,670	1.239806	to	1.316482	218,511	1.09	0.35	to	1.25	(9.47)	to	(8.65)
Year Ended 12/31/12	154,079	1.369504	to	1.441191	217,555	2.52	0.35	to	1.25	6.01	to	6.97
Year Ended 12/31/11	117,804	1.291820	to	1.347230	156,111	0.04	0.35	to	1.25	10.54	to	11.54
Year Ended 12/31/10	87,932	1.168621	to	1.207882	104,844	4.01	0.35	to	1.25	4.29	to	5.23
High Yield Bond
Year Ended 12/31/14	136,590	$2.538399	to	$3.767434	$407,560	5.06%	0.35%	to	1.25%	(0.08)%	to	0.82%
Year Ended 12/31/13	124,915	2.521493	to	3.751620	374,067	5.65	0.35	to	1.25	4.52	to	5.47
Year Ended 12/31/12	112,950	2.394362	to	3.571349	325,929	6.26	0.35	to	1.25	12.47	to	13.49
Year Ended 12/31/11	101,244	2.112946	to	3.159477	261,643	7.07	0.35	to	1.25	3.30	to	4.23
Year Ended 12/31/10	93,391	2.030225	to	3.043318	236,153	7.21	0.35	to	1.25	13.14	to	14.16
Multi-Sector Bond
Year Ended 12/31/14	304,344	$1.449313	to	$1.552814	$460,717	2.66%	0.35%	to	1.25%	1.97%	to	2.89%
Year Ended 12/31/13	263,552	1.421330	to	1.509225	388,693	3.51	0.35	to	1.25	(2.80)	to	(1.93)
Year Ended 12/31/12	208,469	1.462316	to	1.538856	314,469	0.43	0.35	to	1.25	13.51	to	14.54
Year Ended 12/31/11	155,614	1.288261	to	1.343520	205,738	5.74	0.35	to	1.25	3.69	to	4.62
Year Ended 12/31/10	112,130	1.242452	to	1.284189	142,037	8.71	0.35	to	1.25	11.78	to	12.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Balanced
Year Ended 12/31/14	337,532	$1.748607	to	$14.060280	$1,873,248	2.32%	0.35%	to	1.25%	4.25%	to	5.19%
Year Ended 12/31/13	336,789	1.664771	to	13.419413	1,876,300	3.39	0.35	to	1.25	10.69	to	11.69
Year Ended 12/31/12	335,400	1.492725	to	12.062492	1,778,638	1.17	0.35	to	1.25	8.33	to	9.31
Year Ended 12/31/11	343,032	1.367661	to	11.079487	1,743,963	2.74	0.35	to	1.25	0.85	to	1.75
Year Ended 12/31/10	347,029	1.346080	to	10.931715	1,834,570	2.12	0.35	to	1.25	10.57	to	11.56
Asset Allocation
Year Ended 12/31/14	112,879	$1.732596	to	$1.954610	$210,775	2.15%	0.35%	to	1.25%	3.85%	to	4.78%
Year Ended 12/31/13	115,903	1.668437	to	1.865412	206,997	3.34	0.35	to	1.25	15.22	to	16.26
Year Ended 12/31/12	122,217	1.448020	to	1.604510	188,463	0.23	0.35	to	1.25	9.63	to	10.63
Year Ended 12/31/11	131,543	1.320779	to	1.450367	183,449	2.36	0.35	to	1.25	(1.31)	to	(0.43)
Year Ended 12/31/10	141,046	1.338348	to	1.456564	198,588	2.91	0.35	to	1.25	11.61	to	12.61
Fidelity VIP Mid Cap
Year Ended 12/31/14	114,838	$3.702607	to	$4.111819	$448,557	0.02%	0.35%	to	1.25%	4.72%	to	5.66%
Year Ended 12/31/13	112,974	3.535842	to	3.891526	418,715	0.28	0.35	to	1.25	34.18	to	35.39
Year Ended 12/31/12	112,259	2.635062	to	2.874224	308,506	0.40	0.35	to	1.25	13.13	to	14.16
Year Ended 12/31/11	109,365	2.329143	to	2.517713	264,049	0.02	0.35	to	1.25	(11.96)	to	(11.16)
Year Ended 12/31/10	104,373	2.645449	to	2.834099	284,671	0.13	0.35	to	1.25	26.98	to	28.12
Fidelity VIP Contrafund
Year Ended 12/31/14	259,994	$1.522183	to	$1.630936	$412,080	0.89%	0.35%	to	1.25%	29.33%	to	30.49%
Year Ended 12/31/13	238,463	1.380421	to	1.465826	340,872	0.89	0.35	to	1.25	29.33	to	30.49
Year Ended 12/31/12	206,920	1.067369	to	1.123286	227,913	1.23	0.35	to	1.25	14.69	to	15.73
Year Ended 12/31/11	168,946	0.930627	to	0.970592	160,943	0.89	0.35	to	1.25	(3.99)	to	(3.12)
Year Ended 12/31/10	130,197	0.969284	to	1.001877	128,652	1.17	0.35	to	1.25	15.48	to	16.52
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/14	140,497	$1.478648	to	$1.584272	$215,691	0.40%	0.35%	to	1.25%	9.01%	to	10.00%
Year Ended 12/31/13	113,382	1.356400	to	1.440299	158,702	0.74	0.35	to	1.25	35.90	to	37.12
Year Ended 12/31/12	83,704	0.998110	to	1.050381	85,863	0.26	0.35	to	1.25	9.60	to	10.59
Year Ended 12/31/11	46,714	0.910717	to	0.949797	43,595	0.43	0.35	to	1.25	(4.28)	to	(3.42)
Year Ended 12/31/10	17,894	0.951436	to	0.983426	17,266	0.04	0.35	to	1.25	21.33	to	22.43
Russell Multi-Style Equity
Year Ended 12/31/14	112,718	$1.485791	to	$1.696823	$176,431	1.18%	0.35%	to	1.25%	10.31%	to	11.31%
Year Ended 12/31/13	125,150	1.346869	to	1.525219	176,523	1.22	0.35	to	1.25	31.27	to	32.46
Year Ended 12/31/12	136,545	1.026015	to	1.152089	145,718	1.12	0.35	to	1.25	14.25	to	15.28
Year Ended 12/31/11	154,319	0.898065	to	0.999866	143,435	0.97	0.35	to	1.25	(2.77)	to	(1.89)
Year Ended 12/31/10	168,044	0.923622	to	1.019674	159,708	0.91	0.35	to	1.25	15.02	to	16.05
Russell Aggressive Equity
Year Ended 12/31/14	34,709	$2.136889	to	$2.548477	$77,453	0.25%	0.35%	to	1.25%	0.30%	to	1.20%
Year Ended 12/31/13	38,332	2.114649	to	2.519468	85,147	0.43	0.35	to	1.25	38.27	to	39.51
YearEnded 12/31/12	41,071	1.518007	to	1.806823	65,861	1.07	0.35	to	1.25	14.39	to	15.43
Year Ended 12/31/11	45,738	1.317081	to	1.566133	63,933	0.49	0.35	to	1.25	(5.39)	to	(4.54)
Year Ended 12/31/10	49,169	1.381733	to	1.641396	72,510	0.47	0.35	to	1.25	23.33	to	24.44
Russell Non-U.S.
Year Ended 12/31/14	109,768	$1.316072	to	$1.671003	$154,357	1.96%	0.35%	to	1.25%	(5.63)%	to	(4.78)%
Year Ended 12/31/13	112,804	1.384260	to	1.755832	168,073	2.00	0.35	to	1.25	20.40	to	21.48
Year Ended 12/31/12	121,943	1.141179	to	1.446069	150,569	1.76	0.35	to	1.25	18.32	to	19.39
Year Ended 12/31/11	131,481	0.957245	to	1.211791	137,040	1.67	0.35	to	1.25	(13.96)	to	(13.19)
Year Ended 12/31/10	132,110	1.104276	to	1.396534	160,280	0.90	0.35	to	1.25	10.04	to	11.03
Russell Core Bond
Year Ended 12/31/14	258,839	$1.914309	to	$2.186141	$533,488	1.52%	0.35%	to	1.25%	4.15%	to	5.08%
Year Ended 12/31/13	229,083	1.838117	to	2.081422	449,860	1.43	0.35	to	1.25	(2.67)	to	(1.80)
Year Ended 12/31/12	191,034	1.888622	to	2.120573	383,159	2.34	0.35	to	1.25	7.02	to	7.99
Year Ended 12/31/11	157,342	1.764666	to	1.964588	293,631	3.20	0.35	to	1.25	3.39	to	4.32
Year Ended 12/31/10	139,961	1.706840	to	1.884222	251,280	3.80	0.35	to	1.25	8.66	to	9.64

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell Global Real Estate Securities
Year Ended 12/31/14	133,535	$3.671934	to	$4.378494	$540,042	3.30%	0.35%	to	1.25%	13.33%	to	14.35%
Year Ended 12/31/13	126,270	3.240150	to	3.834838	446,707	3.99	0.35	to	1.25	2.36	to	3.29
Year Ended 12/31/12	117,644	3.165381	to	3.718411	403,402	5.09	0.35	to	1.25	25.97	to	27.11
Year Ended 12/31/11	113,927	2.512877	to	2.929798	307,756	2.23	0.35	to	1.25	(8.20)	to	(7.37)
Year Ended 12/31/10	108,747	2.737367	to	3.167776	317,560	2.23	0.35	to	1.25	21.40	to	22.49
Russell LifePoints Moderate Strategy
Year Ended 12/31/14	79,120	$1.292586	to	$1.384896	$106,674	1.70%	0.35%	to	1.25%	5.46%	to	6.41%
Year Ended 12/31/13	74,852	1.248227	to	1.325425	97,582	1.70	0.35	to	1.25	5.46	to	6.41
Year Ended 12/31/12	72,636	1.183568	to	1.245535	89,430	3.00	0.35	to	1.25	9.68	to	10.68
Year Ended 12/31/11	64,643	1.079083	to	1.125385	72,645	2.59	0.35	to	1.25	(1.12)	to	(0.23)
Year Ended 12/31/10	47,197	1.091278	to	1.127951	53,772	4.83	0.35	to	1.25	11.23	to	12.23
Russell LifePoints Balanced Strategy
Year Ended 12/31/14	218,532	$1.259753	to	$1.349788	$289,879	2.91%	0.35%	to	1.25%	3.31%	to	4.24%
Year Ended 12/31/13	220,379	1.219361	to	1.294830	282,043	2.14	0.35	to	1.25	11.03	to	12.04
Year Ended 12/31/12	207,549	1.098181	to	1.155731	236,901	2.47	0.35	to	1.25	11.55	to	12.56
Year Ended 12/31/11	188,481	0.984507	to	1.026783	192,301	2.22	0.35	to	1.25	(3.60)	to	(2.74)
Year Ended 12/31/10	145,670	1.021321	to	1.055676	153,933	4.00	0.35	to	1.25	12.65	to	13.66
Russell LifePoints Growth Strategy
Year Ended 12/31/14	149,476	$1.186908	to	$1.271734	$184,252	2.27%	0.35%	to	1.25%	15.11%	to	16.15%
Year Ended 12/31/13	142,560	1.158315	to	1.229996	169,864	2.27	0.35	to	1.25	15.11	to	16.15
Year Ended 12/31/12	127,105	1.006249	to	1.058967	131,181	2.03	0.35	to	1.25	12.79	to	13.82
Year Ended 12/31/11	115,069	0.892120	to	0.930416	105,326	1.91	0.35	to	1.25	(5.91)	to	(5.07)
Year Ended 12/31/10	91,110	0.948175	to	0.980061	88,063	3.13	0.35	to	1.25	13.64	to	14.66
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/14	36,750	$1.103798	to	$1.182707	$42,483	3.27%	0.35%	to	1.25%	2.20%	to	3.12%
Year Ended 12/31/13	35,963	1.080041	to	1.146904	40,657	2.52	0.35	to	1.25	18.33	to	19.39
Year Ended 12/31/12	34,660	0.912766	to	0.960618	32,795	1.73	0.35	to	1.25	14.24	to	15.27
Year Ended 12/31/11	34,891	0.799007	to	0.833341	28,667	1.53	0.35	to	1.25	(7.39)	to	(6.55)
Year Ended 12/31/10	29,716	0.862730	to	0.891768	26,230	2.95	0.35	to	1.25	13.67	to	14.69
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/14	31,625	$5.621078	to	$5.809833	$181,970	0.00%	0.35%	to	1.25%	(17.97)%	to	(17.23)%
Period Ended 12/31/13 (2)	21,442	$6.852188	to	$7.018922	$149,340	0.00	0.35	to	1.25	1.63	to	1.75

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account B and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2014, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, WI

April 27, 2015

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2014, 2013 and 2012

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2014	2013

Assets:
Bonds	$128,126	$122,331
Mortgage loans	29,341	26,845
Policy loans	16,756	16,306
Common and preferred stocks	3,713	2,965
Real estate	1,610	1,506
Other investments	12,827	12,184
Cash and short-term investments	2,588	2,262

Total investments	194,961	184,399

Due and accrued investment income	1,902	1,840
Net deferred tax assets	3,055	2,647
Deferred premium and other assets	2,959	2,877
Separate account assets	27,056	25,343

Total assets	$229,933	$217,106

Liabilities and surplus:
Reserves for policy benefits	$167,508	$158,581
Policyowner dividends payable	5,510	5,210
Interest maintenance reserve	1,043	1,194
Asset valuation reserve	3,544	3,358
Income taxes payable	322	550
Other liabilities	5,896	5,671
Separate account liabilities	27,056	25,343

Total liabilities	210,879	199,907

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	17,304	15,449

Total surplus	19,054	17,199

Total liabilities and surplus	$229,933	$217,106

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2014	2013	2012

Revenue:
Premiums	$17,001	$16,599	$15,394
Net investment income	9,104	8,693	8,625
Other income	602	566	550

Total revenue	26,707	25,858	24,569

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	8,396	7,898	7,250
Net additions to policy benefit reserves	8,910	9,018	8,561
Net transfers to separate accounts	501	542	492

Total benefits	17,807	17,458	16,303

Commissions and operating expenses	2,831	2,680	2,609

Total benefits and expenses	20,638	20,138	18,912

Gain from operations before dividends and taxes	6,069	5,720	5,657

Policyowner dividends	5,511	5,212	5,045

Gain from operations before taxes	558	508	612
Income tax expense (benefit)	22	(18)	37

Net gain from operations	536	526	575
Net realized capital gains	143	276	208

Net income	$679	$802	$783

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2014	2013	2012

Beginning of year balance	$17,199	$16,176	$14,813

Net income	679	802	783

Change in net unrealized capital gains	1,246	346	379

Change in net deferred tax assets	271	237	315

Change in nonadmitted assets and other	(155)	(58)	(173)

Change in asset valuation reserve	(186)	(142)	133

Change in reserve valuation basis	-	-	(59)

Change in accounting principle	-	(162)	(15)

Net increase in surplus	1,855	1,023	1,363

End of year balance	$19,054	$17,199	$16,176

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2014	2013	2012
Cash flows from operating activities:
Premiums and other income received	$12,700	$12,243	$11,211
Investment income received	9,014	8,827	8,901
Benefit payments to policyowners and beneficiaries	(8,742)	(8,215)	(7,702)
Net transfers to separate accounts	(492)	(527)	(474)
Commissions, expenses and taxes paid	(3,247)	(2,802)	(3,118)

Net cash provided by operating activities	9,233	9,526	8,818

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	33,516	36,567	33,733
Common and preferred stocks	2,898	4,305	7,277
Mortgage loans	1,501	2,169	2,707
Real estate	76	83	570
Other investments	1,676	1,268	1,706

Subtotal proceeds from investments	39,667	44,392	45,993

Cost of investments acquired:
Bonds	38,857	43,758	44,102
Common and preferred stocks	3,394	3,018	3,690
Mortgage loans	4,008	4,670	4,040
Real estate	187	290	192
Other investments	2,002	1,856	1,731

Subtotal cost of investments acquired	48,448	53,592	53,755

Disbursement of policy loans, net of repayments	450	517	642

Net cash applied to investing activities	(9,231)	(9,717)	(8,404)

Cash flows from financing and miscellaneous sources:
Net inflows on deposit-type contracts	56	93	113
Other cash provided (applied)	268	(33)	(555)

Net cash provided by (applied to) financing and miscellaneous sources	324	60	(442)

Net increase (decrease) in cash and short-term investments	326	(131)	(28)
Cash and short-term investments, beginning of year	2,262	2,393	2,421

Cash and short-term investments, end of year	$2,588	$2,262	$2,393

Supplemental disclosures of cash flow information
Non-cash investing activities not included above:
Bond forward commitments	$12,590	$17,482	$17,139
Bond refinancings and exchanges	1,713	2,156	1,842
Mortgage loan refinancings	889	831	1,089
Transfers with affiliated entities	344	911	-
Common stock exchanges	61	81	110
Other invested asset exchanges	37	-	-

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, it is reset annually subsequent to funding of the policy loan. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 4.25% to 8.00% for loans outstanding at December 31, 2014. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. The Company considers the unpaid principal balance of policy loans to approximate fair value.

Cash and Short-term Investments

Cash and short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit payments in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and are excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowance is recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $29 million and $41 million at December 31, 2014 and 2013,

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $280 million and $256 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $151 million and $132 million at December 31, 2014 and 2013, respectively. Depreciation expense for IT equipment and software totaled $74 million, $70 million and $67 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $74 million and $79 million at December 31, 2014 and 2013, respectively. Depreciation expense for furniture, fixtures and equipment totaled $8 million, $7 million and $7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statements of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include changes in the fair value of common stocks and other equity investments and currency translation adjustments on foreign-denominated bonds and are reported net of any related changes in deferred taxes. Other changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated, non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, mortgage loan, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2014 through February 24, 2015, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2014 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

Statement value and fair value of bonds at December 31, 2014 and 2013, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2014	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,493	$785	$(1)	$5,277
States, territories and possessions	694	137	(1)	830
Special revenue and assessments	29,145	1,275	(109)	30,311
All foreign governments	522	65	(5)	582
Hybrid securities	323	33	(25)	331
Industrial and miscellaneous	92,949	5,809	(842)	97,916

Total bonds	$128,126	$8,104	$(983)	$135,247

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

December 31, 2013	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$6,582	$626	$(46)	$7,162
States, territories and possessions	694	51	(7)	738
Special revenue and assessments	27,179	595	(639)	27,135
All foreign governments	328	39	(4)	363
Hybrid securities	292	26	(28)	290
Industrial and miscellaneous	87,256	5,154	(1,070)	91,340

Total bonds	$122,331	$6,491	$(1,794)	$127,028

Bonds classified by the NAIC as “special revenue and assessments” consist primarily of government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as “industrial and miscellaneous” consist primarily of notes issued by corporate entities, private utilities and structured securities not issued by government agencies.

Statement value of bonds by SVO rating category at December 31, 2014 and 2013 was as follows:

December 31, 2014	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)
U.S. Government	$4,493	$-	$-	$-	$-	$-	$4,493
States, territories and possessions	694	-	-	-	-	-	694
Special revenue and assessments	29,104	23	-	-	18	-	29,145
All foreign governments	250	259	13	-	-	-	522
Hybrid securities	138	143	42	-	-	-	323
Industrial and miscellaneous	40,763	38,988	6,507	4,924	1,754	13	92,949

Total bonds	$75,442	$39,413	$6,562	$4,924	$1,772	$13	$128,126

December 31, 2013	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)
U.S. Government	$6,582	$-	$-	$-	$-	$-	$6,582
States, territories and possessions	694	-	-	-	-	-	694
Special revenue and assessments	27,115	46	-	-	18	-	27,179
All foreign governments	289	39	-	-	-	-	328
Hybrid securities	121	156	7	8	-	-	292
Industrial and miscellaneous	39,176	36,595	5,799	3,971	1,648	67	87,256

Total bonds	$73,977	$36,836	$5,806	$3,979	$1,666	$67	$122,331

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Based on statement value, 90% and 91% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as “investment grade”) by the SVO at December 31, 2014 and 2013, respectively.

The Company’s investments in “structured securities” include a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2014 and 2013, aggregated by investment grade or “below investment grade” (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2014	Investment Grade		Below Investment Grade		Total

	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Residential mortgage-backed:
Government agencies	$26,894	$27,616	$-	$-	$26,894	$27,616
Other prime	503	509	1	1	504	510
Other below-prime	39	42	16	19	55	61
Commercial mortgage-backed:
Government agencies	277	297	-	-	277	297
Conduit	1,964	2,011	39	33	2,003	2,044
Re-REMIC	377	394	3	6	380	400
Other commercial mortgage-backed	60	65	4	5	64	70
Other asset-backed	5,105	5,311	49	54	5,154	5,365

Total structured securities	$35,219	$36,245	$112	$118	$35,331	$36,363

December 31, 2013	Investment Grade		Below Investment Grade		Total

	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Residential mortgage-backed:
Government agencies	$25,526	$25,405	$-	$-	$25,526	$25,405
Other prime	385	386	2	2	387	388
Other below-prime	79	81	22	25	101	106
Commercial mortgage-backed:
Government agencies	534	549	-	-	534	549
Conduit	2,000	2,035	129	120	2,129	2,155
Re-REMIC	500	529	5	8	505	537
Other commercial mortgage-backed	68	75	19	19	87	94
Other asset-backed	4,989	5,186	116	122	5,105	5,308

Total structured securities	$34,081	$34,246	$293	$296	$34,374	$34,542

Based on statement value, 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2014 and 2013.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the SVO. At December 31, 2014, the Company’s structured note investments included a treasury inflation protected (“TIP”) security and nine securities with step-up coupon provisions. At December 31, 2014, the TIP security had a statement value and fair value of $89 million and $127 million, respectively, while the securities with step-up provisions had aggregate statement values and fair values of $30 million and $23 million, respectively. None of these securities have provisions linked to real estate prices, indices or asset values.

Statement value and fair value of bonds by contractual maturity at December 31, 2014 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$3,353	$3,407
Due after one year through five years	29,922	31,681
Due after five years through ten years	37,631	38,642
Due after ten years	21,889	25,154

Subtotal	92,795	98,884

Structured securities	35,331	36,363

Total bonds	$128,126	$135,247

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2014 and 2013 was as follows:

December 31, 2014	United States of America

	East	Midwest	South	West	Canada	Total

	(in millions)
Apartment	$2,708	$452	$1,918	$3,438	$-	$8,516
Office	2,950	792	1,575	3,559	-	8,876
Retail	3,008	780	2,337	2,253	-	8,378
Warehouse/Industrial	473	190	437	1,047	255	2,402
Other	317	145	450	257	-	1,169

Total	$9,456	$2,359	$6,717	$10,554	$255	$29,341

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

December 31, 2013	United States of America

	East	Midwest	South	West	Canada	Total

	(in millions)
Apartment	$2,268	$357	$1,754	$3,198	$-	$7,577
Office	2,513	599	1,673	3,549	-	8,334
Retail	2,961	815	2,265	1,989	-	8,030
Warehouse/Industrial	438	213	374	1,047	-	2,072
Other	145	139	299	249	-	832

Total	$8,325	$2,123	$6,365	$10,032	$-	$26,845

The statement value of mortgage loans by contractual maturity at December 31, 2014 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment fees.

Statement Value
(in millions)
Due in one year or less	$1,217
Due after one year through two years	2,289
Due after two years through five years	5,684
Due after five years through eight years	8,104
Due after eight years	12,047

Total	$29,341

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2014 and 2013. The maximum and minimum interest rates for mortgage loans originated during 2014 were 6.10% and 2.58%, respectively, while these rates during 2013 were 6.50% and 3.00%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2014 and 2013 was 61% and 59%, respectively, with a maximum of 100% for any single loan during each of 2014 and 2013. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At December 31, 2014 and 2013, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 54% and 55%, respectively.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A smaller LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2014 and 2013 was as follows:

December 31, 2014	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)
Apartment	$3,398	$4,944	$110	$64	$8,516
Office	2,854	5,524	280	218	8,876
Retail	3,933	4,050	343	52	8,378
Warehouse/Industrial	561	1,557	190	94	2,402
Other	218	847	32	72	1,169

Total	$10,964	$16,922	$955	$500	$29,341

December 31, 2013	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)
Apartment	$2,204	$4,826	$376	$171	$7,577
Office	2,295	5,428	546	65	8,334
Retail	3,121	4,465	392	52	8,030
Warehouse/Industrial	407	1,330	251	84	2,072
Other	132	600	61	39	832

Total	$8,159	$16,649	$1,626	$411	$26,845

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $56 million and $95 million at December 31, 2014 and 2013, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported $0, $0 and $9 million of realized capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had $30 million and $66 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statements of changes in surplus. If the Company later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2014. The Company reported a $3 million mortgage loan valuation allowance at December 31, 2013 on two mortgages with an aggregate statement value of $23 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $3.5 billion and $2.4 billion included in the consolidated statements of financial position at December 31, 2014 and 2013, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models and external pricing sources. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. Common and preferred stocks as reported in the consolidated statements of financial position do not include $3 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2014 and 2013. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2014 and 2013, the consolidated statements of financial position included $175 million and $553 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily based on internally-developed pricing models. See Note 11 regarding the Company’s investments in Russell preferred stock and Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2014 and 2013 was as follows:

December 31, 2014	East	Midwest	South	West	Total

	(in millions)
Apartment	$300	$27	$92	$253	$672
Office	65	441	108	39	653
Warehouse/Industrial	40	30	-	171	241
Other	12	-	-	32	44

Total	$417	$498	$200	$495	$1,610

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

December 31, 2013	East	Midwest	South	West	Total

	(in millions)

Apartment	$267	$27	$57	$257	$608
Office	66	407	101	42	616
Warehouse/Industrial	41	18	-	167	226
Other	51	-	5	-	56

Total	$425	$452	$163	$466	$1,506

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $331 million and $296 million at December 31, 2014 and 2013, respectively. These amounts include $32 million and $12 million at December 31, 2014 and 2013, respectively, related to a new office tower in Milwaukee, Wisconsin, that is scheduled for completion and occupancy in 2017 with an estimated total design and construction cost of approximately $450 million. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through a wholly-owned non-insurance investment holding company organized as a limited liability company. The statement value of other investments held directly or indirectly by the Company at December 31, 2014 and 2013 was as follows:

	December 31,
	2014	2013

	(in millions)

Securities partnerships and LLCs	$4,281	$4,255
Bonds	3,421	2,099
Real estate JVs, partnerships and LLCs	1,661	1,814
Common and preferred stocks	869	1,208
Real estate	769	826
Cash and short-term investments	559	129
Low income housing tax credit properties	474	443
Derivative instruments	330	186
Leveraged leases	230	234
Other assets, net	233	990

Total	$12,827	$12,184

The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $7.4 billion and $6.2 billion at December 31, 2014 and 2013, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. Other investments as reported in the consolidated statements of financial position do not include $83 million and $187 million of nonadmitted assets consisting primarily of equity in unconsolidated subsidiaries at December 31, 2014 and 2013, respectively. For securities partnerships and LLCs, bonds, common and preferred

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate-related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 14 years and 13 years of unexpired credits at December 31, 2014 and 2013, respectively. The required holding period for tax credit properties is 15 years.

At December 31, 2014 and 2013, oil and gas investments were recorded using the equity method of accounting. However, the statement value of these investments was nonadmitted from assets and surplus in the consolidated statements of financial position as audits were not performed for these investments. During 2013, the Company discontinued the use of a permitted practice related to the valuation of oil and gas investments and reported a $38 million decrease in the statement value of these investments in the consolidated statements of changes in surplus for the year ended December 31, 2013 as a change in accounting principle.

See Note 4 for more information regarding the Company’s use of derivatives.

Net Investment Income

The sources of net investment income for the years ended December 31, 2014, 2013 and 2012 were as follows:

	For the years ended December 31,
	2014	2013	2012
	(in millions)

Bonds	$5,641	$5,500	$5,398
Mortgage loans	1,471	1,412	1,453
Policy loans	1,121	1,089	1,056
Common and preferred stocks	128	178	226
Real estate	196	176	195
Derivative instruments	32	30	29
Other investments	815	617	653
Amortization of IMR	275	262	189

Gross investment income	9,679	9,264	9,199
Less: investment expenses	575	571	574

Net investment income	$9,104	$8,693	$8,625

Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2014, 2013 and 2012 were as follows:

	For the year ended			For the year ended			For the year ended
	December 31, 2014			December 31, 2013			December 31, 2012

			Net			Net			Net
			Realized			Realized			Realized
	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains
	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

	(in millions)			(in millions)			(in millions)

Bonds	$735	$(326)	$409	$772	$(463)	$309	$786	$(397)	$389
Common and preferred stocks	391	(98)	293	583	(64)	519	756	(361)	395
Mortgage loans	9	(3)	6	-	-	-	-	(9)	(9)
Real estate	23	(1)	22	35	-	35	375	(69)	306
Other investments	220	(492)	(272)	178	(230)	(52)	237	(315)	(78)

Subtotal	$1,378	$(920)	458	$1,568	$(757)	811	$2,154	$(1,151)	1,003

Less: IMR net gains (before taxes)			192			356			463
Less: Capital gains tax			123			179			332

Net realized capital gains (losses)			$143			$276			$208

Realized capital gains and losses are generally the result of normal investment trading activity. Realized capital gains from real estate investments for the year ended December 31, 2012 included a $297 million pretax gain from the sale of a single commercial office property in Seattle, Washington. Proceeds from the sale of bonds totaled $24 billion at each of the years ended December 31, 2014, 2013 and 2012.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other than temporary for the years ended December 31, 2014, 2013 and 2012 were as follows:

	For the years ended December 31,
	2014	2013	2012

	(in millions)
Bonds, common and preferred stocks:
Structured securities	$(1)	$(14)	$(36)
Financial services	(4)	(3)	(42)
Consumer discretionary	(51)	(9)	(26)
Industrials	(1)	(14)	(35)
Energy	-	-	(30)
Other	(3)	(11)	(30)

Subtotal	(60)	(51)	(199)
Other investments:
Real estate and RE funds	(40)	(9)	(59)
Mortgage loans	-	-	(9)
Securities partnerships	-	(6)	-

Subtotal	(40)	(15)	(68)

Total	$(100)	$(66)	$(267)

In addition to the realized capital losses above, $41 million, $45 million and $42 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2014, 2013 and 2012, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

Other-than-temporary valuation adjustments on structured securities for the years ended December 31, 2014, 2013 and 2012, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2014	2013	2012

	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(1)	(14)	(36)

Total	$(1)	$(14)	$(36)

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

At December 31, 2014, the Company continued to hold structured securities with aggregate statement values and fair values of $32 million and $52 million, respectively, for which other-than-temporary valuation adjustments totaling $141 million had been recognized since the adoption of Statement of Statutory Accounting Principle No. 43R, Loan-backed and Structured Securities (“SSAP 43R”) during 2009. These valuation adjustments were necessary because the present value of expected cash flows was less than the amortized cost of the security.

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2014, 2013 and 2012 were as follows:

	For the years ended December 31,
	2014	2013	2012

	(in millions)
Bonds	$(194)	$61	$165
Common and preferred stocks	(84)	52	10
Other investments	1,494	331	279

Subtotal	1,216	444	454

Change in deferred taxes	30	(98)	(75)

Change in net unrealized capital gains and losses	$1,246	$346	$379

Unrealized capital gains and losses include changes in the fair value of common stocks and other investments and currency translation adjustments on foreign-denominated bonds. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Unrealized capital gains and losses reported from other investments for the year ended December 31, 2014 included an after tax gain of $1.1 billion from the sale of its investment in Frank Russell Company (“Russell”) as the Company’s common stock investment in Russell was held by a subsidiary at the time of the sale. See Note 11 for more information regarding the sale of Russell. Change in net unrealized capital gains (losses) for the years ended December 31, 2014, 2013 and 2012 included net losses of $(312) million, $(292) million and $(323) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2014 and 2013 were as follows:

	December 31, 2014
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)
Bonds	$17,254	$16,523	$(731)	$11,387	$10,984	$(403)
Common and preferred stocks	845	748	(97)	27	19	(8)

Total	$18,099	$17,271	$(828)	$11,414	$11,003	$(411)

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	December 31, 2013
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)
Bonds	$38,433	$36,949	$(1,484)	$3,305	$2,946	$(359)
Common and preferred stocks	170	152	(18)	23	19	(4)

Total	$38,603	$37,101	$(1,502)	$3,328	$2,965	$(363)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances at December 31, 2014.

At December 31, 2014 and 2013, unrealized capital losses on structured securities in a loss position for greater than 12 months was $149 million and $213 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months was $7 million and $531 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2014 and 2013, the aggregate statement value of general account loaned securities was $845 million and $704 million, respectively, while the aggregate fair value of these loaned securities was $932 million and $705 million, respectively. All of the securities on loan at December 31, 2014 and 2013 were bonds and were loaned with open terms. The offsetting liability of $954 million and $725 million, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statements of financial position at December 31, 2014 and 2013, respectively. There were no securities on loan within the separate accounts at either December 31, 2014 or 2013.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2014 and 2013, reinvested securities lending collateral held by the Company was $962 million and $733 million, respectively, which is reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2014 and 2013 were as follows:

	December 31,
	2014		2013
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)

30 days or less	$401	$401	$213	$213
31-60 days	132	132	67	67
61-90 days	77	77	2	2
91-120 days	20	20	77	77
121-180 days	164	164	49	49
181-365 days	90	90	18	18
1-2 years	78	78	185	185
2-3 years	-	-	52	52
Greater than 3 years	-	-	70	70

Total	$962	$962	$733	$733

At December 31, 2014, the consolidated statements of financial position included $430 million in bonds and $532 million in cash and short-term investments related to the collateral assets summarized above. At December 31, 2013, the consolidated statements of financial position included $457 million in bonds and $276 million in cash and short-term investments related to these collateral assets.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with securities lending and derivative transactions.

At December 31, 2014 and 2013, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2014 and 2013, summarized by type of restriction, was as follows:

	December 31,
	2014	2013

Securities lending	$845	$704
Derivative transactions	68	8
Reverse repurchase agreement	25	-
Securities on deposit with states	7	7

Total restricted assets	$945	$719

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or contracted in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing facilities.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company may use derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (i.e., at amortized cost or fair value).

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $368 million and $160 million of collateral under its derivative collateral support arrangements at December 31, 2014 and 2013, respectively, including $26 million and $8 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively in the consolidated statements of financial position.

The Company’s derivative counterparties held $68 million and $8 million of bond collateral and $6 million and $11 million of cash collateral under these arrangements at December 31, 2014 and 2013, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2014, 2013 and 2012, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Equity total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Interest rate swap replications, including the derivative components, are reported at amortized cost. The Company did not have any open contracts during 2014 or 2013.

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $2 million and $4 million during 2014 and 2013, respectively.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2014 and 2013 were as follows:

	December 31, 2014
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$7	$-	$78	$-
Interest rate swaps	52	-	-	7	-
Foreign exchange contracts:
Foreign currency swaps	2,231	164	(15)	144	(11)

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate floors	200	16	-	16	-
Interest rate swaps	291	-	(5)	-	(5)
Swaptions	2,870	69	-	69	-
Fixed income futures	2,490	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	1,591	72	(4)	72	(4)
Equity contracts:
Equity total return swaps	455	2	(2)	2	(2)
Equity index futures	165	-	-	-	-
Credit contracts:
Purchased credit default swaps	103	-	(1)	-	(1)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	-	-	-	-	-

Total derivatives		$330	$(27)	$388	$(23)

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	December 31, 2013
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$9	$-	$79	$-
Interest rate swaps	92	-	-	10	(1)
Foreign exchange contracts:
Foreign currency swaps	1,240	26	(76)	23	(59)

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate floors	-	-	-	-	-
Interest rate swaps	-	-	-	-	-
Swaptions	2,660	129	-	129	-
Fixed income futures	808	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	2,061	20	(42)	20	(42)
Equity contracts:
Equity total return swaps	104	-	(2)	-	(2)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	113	-	(1)	-	(1)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	106	2	-	2	-

Total derivatives		$186	$(121)	$263	$(105)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2014, 2013 and 2012 were as follows:

	For the year ended December 31, 2014

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$27
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	200	(13)	12

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate floors	10	-	-
Interest rate swaps	(5)	-	(1)
Swaptions	(67)	-	(8)
Fixed income futures	(56)	(220)	-
Foreign exchange contracts:
Foreign currency forwards	90	13	-
Equity contracts:
Equity total return swaps	(2)	(14)	-
Equity index futures	(2)	4	-
Credit contracts:
Purchased credit default swaps	-	-	(1)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-
Equity contracts:
Equity total return swaps	1	13	-

Total derivatives	$169	$(217)	$32

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the year ended December 31, 2013

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$28
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	28	(9)	8

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate floors	-	-	-
Interest rate swaps	-	-	-
Swaptions	46	-	(7)
Fixed income futures	(5)	21	-
Foreign exchange contracts:
Foreign currency forwards	(3)	(1)	-
Equity contracts:
Equity total return swaps	(1)	(31)	-
Equity index futures	-	(2)	-
Credit contracts:
Purchased credit default swaps	1	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-
Equity contracts:
Equity total return swaps	(1)	51	-

Total derivatives	$65	$29	$30

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the year ended December 31, 2012

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$30
Interest rate swaps	-	-	-
Foreign exchange contracts:
Foreign currency swaps	(22)	-	4

Derivatives not designated as hedging instruments:
Interest rate contracts:
Interest rate floors	-	-	-
Interest rate swaps	-	-	-
Swaptions	(25)	-	(7)
Fixed income futures	45	(131)	-
Foreign exchange contracts:
Foreign currency forwards	(50)	24	-
Equity contracts:
Equity total return swaps	(1)	(11)	-
Equity index futures	-	(5)	-
Credit contracts:
Purchased credit default swaps	(1)	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	7	4
Equity contracts:
Equity total return swaps	2	33	-

Total derivatives	$(52)	$(83)	$29

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
	(in millions)

Life insurance reserves	$148,897	$141,175
Annuity reserves	6,767	6,199
Disability and long-term care unpaid claims and claim reserves	4,667	4,544
Disability and long-term care active life reserves	4,506	4,047
Deposit funds	2,671	2,616

Total reserves for policy benefits	$167,508	$158,581

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2014, the Company had $1.5 trillion of total life insurance in force, including $12.4 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Each year, the Company must perform asset adequacy testing (“AAT”) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. This testing resulted in increases in certain life insurance reserves of $0, $0 and $1 million for the years ended December 31, 2014, 2013 and 2012, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity “a”, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statements of operations.

At December 31, 2014 and 2013, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2014	2013	2014	2013	2014	2013
	(in millions)

Subject to discretionary withdrawal
- with market value adjustment	$497	$689	$-	$-	$497	$689
- at book value less surrender charge of 5% or more	362	502	-	-	362	502
- at fair value	-	-	16,161	15,008	16,161	15,008
- at book value without adjustment	4,444	4,350	-	-	4,444	4,350

Not subject to discretionary withdrawal	4,135	3,274	4,549	4,174	8,684	7,448

Total annuity reserves and deposit funds	$9,438	$8,815	$20,710	$19,182	$30,148	$27,997

Asset adequacy testing resulted in increases in annuity reserves of $54 million, $0 and $13 million for the years ended December 31, 2014, 2013 and 2012, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.7 billion and $4.5 billion at December 31, 2014 and 2013, respectively. Changes in these reserves for the years ended December 31, 2014 and 2013 were as follows:

	For the years ended December 31,
	2014	2013
	(in millions)

Balance at January 1	$4,544	$4,422

Incurred related to:
Current year	707	670
Prior years	3	20

Total incurred	710	690

Paid related to:
Current year	(23)	(22)
Prior years	(564)	(546)

Total paid	(587)	(568)

Balance at December 31	$4,667	$4,544

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity. Policies issued between 1987 and 2012 are based on a valuation interest rate of 4.00% while those issued after 2012 are based on a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued from March 2002 through September 2010, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

For long-term care reserve valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

table and assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations. These changes in reserve valuation bases resulted in a $59 million increase in reserves that was reported as a direct decrease to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2012.

Asset adequacy testing resulted in increases in long-term care reserves of $0, $100 million and $165 million for the years ended December 31, 2014, 2013 and 2012, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. Prior to November 1, 2013, beneficiaries also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). As of that date, the Northwestern Access Fund was eliminated as an option for receiving death benefits. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chose a Northwestern Access Fund account prior to November 1, 2013, the beneficiary received negotiable drafts that they can use to access the balance in this account at their discretion.

The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $530 million and $695 million at December 31, 2014 and 2013, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during both 2014 and 2013. The Company does not charge beneficiaries any fees to maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2014 and 2013 were as follows:

	December 31, 2014		December 31, 2013
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$223	$84	$224	$86
Ordinary renewal	2,366	1,931	2,278	1,861

Total deferred and uncollected premiums	$2,589	$2,015	$2,502	$1,947

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2014 and 2013 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2014	2013	2014	2013	2014	2013
	(in millions)

Subject to discretionary withdrawal	$6,252	$6,009	$16,161	$15,008	$22,413	$21,017
Not subject to discretionary withdrawal	-	-	4,549	4,174	4,549	4,174

Total separate account reserves	$6,252	$6,009	$20,710	$19,182	26,962	25,191

Non-policy liabilities					94	152

Total separate account liabilities					$27,056	$25,343

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2014 and 2013 was $86 million and $42 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $12 million and $10 million attributable to GMDB at December 31, 2014 and 2013, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $2.0 billion, $1.9 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as transfers to separate accounts in the consolidated statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012.

	For the years ended December 31,
	2014	2013	2012
	(in millions)

From Separate Account Annual Statement:
Transfers to separate accounts	$2,176	$2,120	$1,982
Transfers from separate accounts	(1,675)	(1,578)	(1,490)

Net transfers to separate accounts	$501	$542	$492

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2014 and 2013 and does not expect to make a contribution to the plans during 2015.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees pay premiums to offset a portion of the cost of the medical plan.

Benefit Plan Accounting Changes

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (“SSAP 92”) and Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (“SSAP 102”). These new standards require that estimates of projected benefit obligation (“PBO”) and accumulated benefit obligation (“ABO”) include future benefit obligations for non-vested participants. The new standards also required that the Company’s surplus, as reported in the consolidated statements of financial position, fully reflect any net liability related to the plans’ PBO, reduced by the fair value of any plan assets, including previously unrecognized net experience losses, prior service costs and initial net assets (“unrecognized items”).

On January 1, 2013, the recognition of benefits for non-vested participants and unrecognized items created additional net defined benefit pension and postretirement plan liabilities of $1.2 billion and $0.5 billion, respectively. However, SSAPs 92 and 102 permitted the Company to recognize these liabilities and the corresponding decrease in surplus over a period of up to ten years, subject to minimum recognition requirements. The Company elected to utilize this deferral option as of January 1, 2013, at which time the related “transition liability” was $618 million.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The table below summarizes the net surplus impact related to the adoption of these new accounting standards on January 1, 2013, excluding any deferred tax impact.

	Defined Benefit Plans	Postretirement Benefit Plans	Total
	(in millions)
Minimum surplus reduction recognized:
10% of calculated surplus impact	$149	$48	$197
Annual amortization of unrecognized items	797	-	797
Difference between unfunded ABO and accrued benefit cost	84	-	84

Surplus reduction recognized at adoption	1,030	48	1,078
Reversal of:
Additional minimum liability	(73)	-	(73)
Nonadmitted asset relating to funded plans	(881)	-	(881)

Net reduction to surplus at adoption	$76	$48	$124

Prior to the adoption of SSAPs 92 and 102, an additional minimum liability (“AML”) was required if a plan’s ABO exceeded plan assets or related financial statement liabilities. The AML is no longer required under the new accounting standards. The impact of the elimination of the AML was reported as a direct increase to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2013. Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statements of financial position. Pension assets that were nonadmitted prior to the adoption of SSAPs 92 and 102 were included in the initial surplus impact upon adoption. At December 31, 2013, the net reduction to surplus of $124 million was reported as a change in accounting principle in the consolidated statements of changes in surplus.

Benefit Plan Amendments

During 2013, the Company’s Board of Trustees approved certain prospective amendments to defined pension benefits and postretirement benefits that became effective on January 1, 2014. These changes included an amendment of the benefit formula for both the qualified employee defined benefit pension plan and a related nonqualified employee defined benefit pension plan to a cash balance formula. The accrued benefits for each participant as of December 31, 2013 were frozen and remain available to participants upon retirement. In addition, a second nonqualified employee defined benefit pension plan was terminated, with accrued benefits as of January 1, 2014 also available to eligible participants upon retirement. Beginning in 2014, the Company provides eligible participants with cash balance credits based on each participant’s age and years of service. Participants will also receive investment earnings on their cash balances based on market interest rates and subject to a minimum crediting rate.

These amendments also included a change to benefits provided to most participants in the employee postretirement medical plan that will limit the Company’s exposure to a maximum 3% annual medical inflation rate for benefits. Any annual increase in medical costs in excess of 3% will be passed on to the plan’s participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan did not impact any plan participant age 65 or older on January 1, 2014. Postretirement medical plan changes also eliminated coverage under the plan for employees hired after December 31, 2013.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

During 2013, the Company announced certain prospective amendments to the defined pension and postretirement benefits to be provided to financial representatives for service beginning on January 1, 2014. These changes included the elimination of cost of living adjustments for financial representatives enrolled in the plan after December 31, 2013. In addition, the postretirement medical plan for financial representatives was amended to limit the Company’s exposure to a maximum 3% annual medical inflation rate for benefits. Any annual increase in medical costs in excess of 3% will be passed on to participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan did not impact any plan participant age 65 or older on January 1, 2014. Postretirement medical plan changes for financial representatives also eliminated coverage under the plan for financial representatives that enter into contracts with the Company after December 31, 2013.

In conjunction with the changes made to the Company’s defined benefit and postretirement benefit plans, an amendment to the employee contributory 401(k) plan was also approved that increased the Company’s matching contribution from a maximum of 3% of participant’s pay to a maximum of 4% of participant’s pay. In addition, the definition of pay was expanded to include annual incentive pay in addition to base salary. These changes were also effective January 1, 2014.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2014 and 2013, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2014	2013	2014	2013
	(in millions)

Fair value of plan assets at January 1	$3,913	$3,545	$74	$70
Changes in plan assets:
Actual return on plan assets	433	453	8	9
Company contributions	-	-	-	-
Actual plan benefits paid	(95)	(85)	(5)	(5)

Fair value of plan assets at December 31	$4,251	$3,913	$77	$74

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2014 and 2013 were as follows:

	Target		Actual
	Allocation		Allocation
	2014	2013	2014	2013

Bonds	49%	50%	50%	49%
Equity securities	50%	49%	46%	45%
Other investments	1%	1%	4%	6%

Total assets	100%	100%	100%	100%

At each of December 31, 2014 and 2013, other investments are comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate PBOs of the defined benefit pension plans and postretirement benefit plans at December 31, 2014 and 2013 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2014	2013	2014	2013
	(in millions)

Projected benefit obligation at January 1	$3,663	$4,295	$687	$537
Non-vested liability	-	65	-	340

Adjusted projected benefit obligation at January 1	3,663	4,360	687	877
Changes in benefit obligation:
Service cost of benefits earned	93	166	19	27
Interest cost on projected obligations	180	161	31	30
Projected gross plan benefits paid	(111)	(105)	(26)	(24)
Projected Medicare Part D reimbursement	-	-	2	2
Experience (gains)/losses	784	(547)	112	(99)
Plan amendments	-	(372)	-	(126)

Projected benefit obligation at December 31	$4,609	$3,663	$825	$687

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The ABO is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.3 billion and $3.4 billion at December 31, 2014 and 2013, respectively. Experience (gains)/losses for the years ended December 31, 2014 and 2013 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2014, 2013 and 2012 and the net periodic benefit cost for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2014	2013	2012	2014	2013	2012
Projected benefit obligation:
Discount rate	4.00%	5.00%	4.00%	4.00%	5.00%	4.00%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	5.00%	4.00%	4.50%	5.00%	4.00%	4.50%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.50%	6.75%	7.50%	6.50%	6.75%	7.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, third-party capital market expectations and the long-term target asset allocation.

The PBO for postretirement benefits at December 31, 2014 assumed an annual increase in future retiree medical costs of 7.5%, grading down to 5.0% over five years and remaining level thereafter. At December 31, 2013, the comparable assumption was for an annual increase in future retiree medical costs of 6.5% grading down to 5.0% over three years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2014 by $49 million and net periodic postretirement benefit expense for the year ended December 31, 2014 by $3 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2014 and net periodic postretirement benefit expense for the year ended December 31, 2014 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. The new laws created an excise tax beginning in 2018 on health plans that have an aggregate value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2014 and 2013:

	Defined		Postretirement
	Benefit Plans		Benefit Plans
	2014	2013	2014	2013

	(in millions)
Fair value of plan assets	$4,251	$3,913	$77	$74
Projected benefit obligation	4,609	3,663	825	687

Funded status	(358)	250	(748)	(613)
Unrecognized net experience losses	-	27	1	74
Unrecognized prior service costs/(credits)	-	4	76	106
Nonadmitted asset	(459)	(947)	-	-

Financial statement liability	$(817)	$(666)	$(671)	$(433)

The PBO for defined benefit plans above included $817 million and $698 million related to nonqualified, unfunded plans at December 31, 2014 and 2013, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 112% and 132% of the projected benefit obligations of these plans at December 31, 2014 and 2013, respectively.

Net experience gains or losses represent cumulative amounts by which actual plan experience for return on plan assets or growth in PBO have varied from related assumptions. Prior to the adoption of SSAPs 92 and 102, these differences accumulated without recognition in the Company’s financial statements unless they exceeded certain limits.

Prior service costs/(credits) represent the value of benefits granted or rescinded based on services rendered in prior periods. These costs/(credits) are recognized as components of net periodic benefit cost on a straight line basis over the anticipated future service period of the participants.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

SSAPs 92 and 102 require that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Apart from the initial adoption impacts of SSAPs 92 and 102, aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2014 and 2013:

	Defined		Postretirement
	Benefit Plans		Benefit Plans		Total

	2014	2013	2014	2013	2014	2013

	(in millions)
Changes in plan assets and benefit obligations recognized in surplus
Net experience gains/(losses)	$(639)	$602	$(181)	$17	$(820)	$619
Prior service (costs)/credits	(4)	384	(30)	(75)	(34)	309
Initial net asset	-	4	-	-	-	4

Amounts amortized from surplus into net periodic benefit cost:
Net experience losses	$25	$92	$1	$5	$26	$97
Prior service costs/(credits)	(14)	(11)	12	13	(2)	2
Initial net asset	(17)	(71)	-	-	(17)	(71)

Net experience gains/(losses) primarily reflect the impacts of any changes to plan assumptions (e.g., discount rate) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(1.4) billion and $(0.2) billion at December 31, 2014, respectively and $(745) million and $4 million at December 31, 2013, respectively.

The recognition of a prior service credit during 2013 primarily reflects the impact of adopting the various plan amendments. Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $293 million and $109 million at December 31, 2014, respectively, and $311 million and $(91) million at December 31, 2013, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $387 million and $404 million at December 31, 2014 and 2013, respectively.

SSAPs 92 and 102 require minimum annual amortization and, in certain circumstances, additional recognition of the transition liability into surplus. For the years ended December 31, 2014 and 2013, transition liabilities of $134 million and $407 million, respectively, were reported as direct reductions to surplus in the consolidated statements of changes in surplus. The remaining unamortized transition liability was $77 million and $211 million at December 31, 2014 and 2013, respectively, and represents the total of all remaining unrecognized items. This remaining transition liability is expected to be amortized as annual direct reductions to surplus of approximately $48 million and $29 million during 2015 and 2016, respectively. It is expected that the transition liability will be fully amortized by December 31, 2016.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans

	2014	2013	2012	2014	2013	2012

	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$93	$166	$131	$19	$27	$38
Interest cost on projected obligations	180	161	166	31	30	21
Amortization of experience losses	25	92	88	1	5	6
Amortization of prior service costs/(credits)	(14)	(11)	-	12	13	-
Amortization of initial net asset	(17)	(71)	(40)	-	-	-
Curtailment and other	-	11	-	-	-	-
Expected return on plan assets	(251)	(239)	(230)	(5)	(4)	(5)

Net periodic benefit cost	$16	$109	$115	$58	$71	$60

The Company expects to increase/(decrease) periodic benefit costs through the amortization of $65 million, $(14) million and $(41) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2015. Amortization of postretirement plan net experience losses of $6 million and prior service costs of $12 million are also expected to increase net periodic benefit cost during 2015.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2015 through 2024 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2015	$133	$24
2016	147	27
2017	163	30
2018	180	34
2019	199	37
2020-2024	1,357	238

Total	$2,179	$390

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2014, 2013 and 2012, the Company expensed total contributions to these plans of $43 million, $35 million and $33 million, respectively.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $40 million of individual life coverage and a maximum of $60 million of joint life coverage for any single mortality risk. The Company participated in a life insurance catastrophic risk sharing pool for the years ended December 31, 2013 and 2012. The Company discontinued its participation in this risk sharing pool during 2014.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2014 and 2013 were reported net of ceded reserves of $1.7 billion.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2014, 2013 and 2012 were as follows:

	For the year ended December 31,

	2014	2013	2012

	(in millions)
Direct premium revenue	$17,894	$17,481	$16,258
Premiums ceded	(893)	(882)	(864)

Net premium revenue	$17,001	$16,599	$15,394

Direct benefit expense	$18,425	$18,125	$16,906
Benefits ceded	(618)	(667)	(603)

Net benefit expense	$17,807	$17,458	$16,303

In addition, the Company received $161 million, $164 million and $166 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2014 and 2013 that were considered by the Company to be uncollectible.

Effective October 1, 2014, The Northwestern Mutual Life Insurance Company and Northwestern Long Term Care Insurance Company entered into an affiliated reinsurance agreement. Under this agreement, Northwestern Long Term Care Insurance Company ceded 100% of the net risks associated with its in-force long-term care policies and future issuances of long-term care policies to The Northwestern Mutual Life Insurance Company. All financial statement impacts of this transaction were eliminated upon consolidation of the two entities.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Northwestern Mutual Capital, LLC
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc. and subsidiaries
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual MU TLD Registry, LLC	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual Wealth Management Company	NM Pebble Valley, LLC
NM Investment Holdings, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual Real Estate Investments, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense in the consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012 related to “ordinary” taxable income or loss were as follows:

	For the year ended December 31,

	2014	2013	2012

	(in millions)
Tax payable on ordinary income	$200	$80	$162
Tax credits	(142)	(131)	(116)
Increase (decrease) in contingent tax liabilities	(36)	33	(9)

Total current tax expense (benefit)	$22	$(18)	$37

In addition to current income tax expense related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $86 million, $124 million and $171 million was included in net IMR deferrals for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense of $123 million, $179 million and $332 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company’s taxable income can vary significantly from pretax income as reported in the consolidated statements of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were (4)%, 8% and 14% for the years ended December 31, 2014, 2013 and 2012, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized capital gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for the dividends received deduction, amortization of the IMR, benefit plan obligations and tax loss carryforward credits and refunds to subsidiaries for prior year losses under intercompany tax sharing agreements.

The Company made payments to the IRS for federal income taxes of $480 million, $526 million and $840 million during the years ended December 31, 2014, 2013 and 2012, respectively. Total federal income taxes paid, including refunds or overpayments applied, for tax years 2014, 2013 and 2012 of $602 million, $585 million and $842 million, respectively, are available as of December 31, 2014 for refund claims in the event of future tax losses.

Federal income tax returns for 2009 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
	(in millions)
Balance at beginning of year	$467	$434
Additions for tax positions of prior years	-	33
Reductions for tax positions of prior years	(36)	-

Balance at end of year	$431	$467

Included in contingent tax liabilities at December 31, 2014 and 2013 were $395 million and $408 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2014 balance are $14 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is only recorded if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in tax expense in the year that such determination is made by the Company.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. For the years ended December 31, 2014, 2013 and 2012, the Company recognized $(15) million, $8 million and $(16) million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $22 million and $37 million for the payment of interest at December 31, 2014 and 2013, respectively.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2014 and 2013 were as follows:

	December 31,

	2014	2013	Change

	(in millions)		-
Deferred tax assets:
Policy acquisition costs	$1,192	$1,146	$46
Investments	390	426	(36)
Policy benefit liabilities	2,194	2,099	95
Benefit plan obligations	827	679	148
Other	110	100	10

Gross deferred tax assets	4,713	4,450	263
Nonadmitted deferred tax assets	(9)	(117)	108

Gross admitted deferred tax assets	4,704	4,333	371

Deferred tax liabilities:
Investments	892	926	(34)
Other	757	760	(3)

Gross deferred tax liabilities	1,649	1,686	(37)

Net deferred tax assets	$3,055	$2,647	$408

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Gross deferred tax assets at December 31, 2014 and 2013 included $4.3 billion and $4.0 billion, respectively, related to temporary differences that were ordinary in nature and $0.4 billion and $0.4 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2014 and 2013 included $0.8 billion and $0.8 billion, respectively, related to temporary differences that were ordinary in nature and $0.9 billion and $0.9 billion, respectively, related to temporary differences that were capital in nature. All gross deferred tax liabilities have been recognized at December 31, 2014 and 2013. The Company did not assume any benefit from future tax planning strategies in its valuation of gross deferred tax assets at either December 31, 2014 or 2013.

The Company exceeded the minimum risk-based capital (“RBC”) level of 300% based on authorized control level RBC computed without net deferred tax assets at December 31, 2014 and 2013 and expects to exceed this minimum during 2015.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Significant components of the calculation of net deferred tax assets at December 31, 2014 and 2013 were as follows (in millions):

	December 31, 2014			December 31, 2013			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,323	$390	$4,713	$4,024	$426	$4,450	$299	$(36)	$263

Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,323	390	4,713	4,024	426	4,450	299	(36)	263

Deferred tax assets nonadmitted	9	-	9	117	-	117	(108)	-	(108)

Subtotal net admitted deferred tax asset	4,314	390	4,704	3,907	426	4,333	407	(36)	371

Deferred tax liabilities	757	892	1,649	760	926	1,686	(3)	(34)	(37)

Net admitted deferred tax asset/(liability)	$3,557	$(502)	$3,055	$3,147	$(500)	$2,647	$410	$(2)	$408

	December 31, 2014			December 31, 2013			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$1,868	$266	$2,134	$2,029	$298	$2,327	$(161)	$(32)	$(193)

Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,288	-	1,288	902	-	902	386	-	386

Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,158	124	1,282	976	128	1,104	182	(4)	178

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,314	$390	$4,704	$3,907	$426	$4,333	$407	$(36)	$371

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,288			$902			$386

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,408			$2,211			$197

Ratio percentage used to detemine recovery period and threshold limitation amount			1144%			1106%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$16,055			$14,738

11.	Frank Russell Company

On December 2, 2014, the Company sold its entire investment in Russell common and preferred stock to a third party. Prior to this sale, the Company was the majority shareholder of Russell, a worldwide provider of investment products and services. The Company’s common stock investment in Russell was held in a wholly-owned non-insurance subsidiary and represented 92.6% of Russell’s outstanding common stock at December 31, 2013. Upon the sale, the Company’s wholly-owned subsidiary reported an after-tax gain of $1.1 billion from the sale of its common stock investment in Russell, which was reported by the Company as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2014.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2013 were as follows. The common stock investment in Russell is reported as other investments in the consolidated statements of financial position at that date.

December 31, 2013
(in millions)
Common stock	$418
Senior preferred stock	350
Junior preferred stock	42
Warrants	2

Total	$812

At December 31, 2013, the common stock investment in Russell was valued using a practice permitted by the OCI, based on the Company’s share of Russell’s audited GAAP-basis equity exclusive of any adjustment for unamortized acquisition goodwill in Russell’s GAAP-basis financial statements. Under Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), the statutory equity method valuation of the Russell investment would be required to be reduced by its share of Russell’s GAAP goodwill. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statements of financial position would have been lower by $795 million at December 31, 2013.

Russell distributed $0 and $69 million in common stock dividends to the Company’s wholly-owned subsidiary during the years ended December 31, 2014, and 2013, respectively. The $69 million dividend remained undistributed to the Company at December 31, 2013. During 2014, this dividend was distributed by the wholly-owned subsidiary and reported as net investment income by the Company for the year ended December 31, 2014. During 2012, the common stock investment in Russell was held directly by the Company, and Russell distributed $23 million to the Company that was reported as net investment income for the year ended December 31, 2012.

Prior to the sale of Russell, the Company held $350 million of perpetual senior preferred stock issued by Russell, paying dividends at a rate of 8.00%. Upon the sale of Russell, the senior preferred stock was retired for consideration equal to the Company’s statutory statement value. The Company earned $27 million, $28 million, and $28 million in dividends from Russell senior preferred stock for the years ended December 31, 2014, 2013 and 2012, respectively.

Prior to the sale of Russell, the Company also held $44 million of junior preferred stock, including detachable warrants, issued by Russell and paying dividends at a rate of 10.00%. Upon the sale of Russell, the junior preferred stock was retired for consideration equal to the Company’s statutory statement value. The Company exercised the warrants as part of the sale transaction and recorded an after-tax realized capital gain of $27 million for the year ended December 31, 2014. The Company earned $4 million in dividends on Russell junior preferred stock for each of the years ended December 31, 2014, 2013 and 2012.

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-five years at December 31, 2014.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2014 and 2013, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees.

	December 31, 2014		December 31, 2013

Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability

	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$128	$1	$123	$2

Guarantees of real estate obligations	388	4	403	4

Guarantees of obligations of affiliates	-	-	102	-

Guarantees issued on behalf of wholly-owned subsidiaries	-	-	2	-

Total contingencies and guarantees	$516	$5	$630	$6

No payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $5.5 billion at December 31, 2014 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2014.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million in interest expense on the notes for each of the years ended December 31, 2014, 2013 and 2012, which is reported as a reduction of net investment income in the consolidated statements of operations. A total of $479 million in interest has been paid on the notes from their issuance through December 31, 2014.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2014 and 2013.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2014 and 2013 were as follows:

	December 31, 2014
			Quoted prices in	Significant	Significant
			active markets	observable	unobservable
	Statement	Fair	for identical assets	inputs	inputs
	Value	Value	(level 1)	(level 2)	(level 3)

	(in millions)
General account investment assets:
Bonds	$128,126	$135,247	$3,234	$128,505	$3,508
Mortgage loans	29,341	31,247	-	-	31,247
Policy loans	16,756	16,756	-	-	16,756
Common and preferred stocks	3,583	3,613	2,970	77	566
Derivative assets	330	388	-	388	-
Surplus note investments	160	211	-	179	32
Collateral loans	40	40	-	-	40
Cash and short-term investments	2,588	2,588	708	1,880	-
Separate account assets	27,056	27,056	24,462	2,221	373

General account liabilities:
Investment-type insurance reserves	$5,220	$5,058	$-	$-	$5,058
Liabilities for securities lending	954	954	-	954	-
Derivative liabilities	27	23	-	23	-
Separate account liabilities	27,056	27,056	24,462	2,221	373

	December 31, 2013
			Quoted prices in	Significant	Significant
			active markets	observable	unobservable
	Statement	Fair	for identical assets	inputs	inputs
	Value	Value	(level 1)	(level 2)	(level 3)

	(in millions)
General account investment assets:
Bonds	$122,331	$127,028	$4,342	$119,059	$3,627
Mortgage loans	26,845	28,094	-	-	28,094
Policy loans	16,306	16,306	-	-	16,306
Common and preferred stocks	2,831	2,856	1,691	99	1,066
Derivative assets	186	263	-	263	-
Surplus note investments	127	158	-	158	-
Collateral loans	41	41	-	-	41
Cash and short-term investments	2,262	2,262	576	1,686	-
Separate account assets	25,343	25,343	23,115	1,843	385

General account liabilities:
Investment-type insurance reserves	$5,453	$5,106	$-	$-	$5,106
Liabilities for securities lending	725	725	-	725	-
Derivative liabilities	121	105	-	105	-
Separate account liabilities	25,343	25,343	23,115	1,843	385

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value based on internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, London Interbank Offered Rate (“LIBOR”) basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is based primarily on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2014 and 2013.

	December 31, 2014
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$2,971	$-	$443	$3,414
Bonds	-	14	-	14
Derivative assets at fair value	-	158	-	158
Derivative liabilities at fair value	-	(12)	-	(12)

Total general account	$2,971	$160	$443	$3,574

Separate accounts:
Mutual fund investments	22,663	-	-	22,663
Other benefit plan assets/liabilities	43	19	3	65
Pension and postretirement assets:
Bonds	244	1,908	74	2,226
Common and preferred stock	1,503	5	20	1,528
Cash and short-term securities	10	257	-	267
Other assets/liabilities	-	31	276	307

Subtotal pension and postretirement assets	1,757	2,201	370	4,328

Total separate accounts	$24,463	$2,220	$373	$27,056

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	December 31, 2013
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$1,691	$-	$606	$2,297
Bonds	-	24	7	31
Derivative assets at fair value	-	151	-	151
Derivative liabilities at fair value	-	(45)	-	(45)

Total general account	$1,691	$130	$613	$2,434

Separate accounts:
Mutual fund investments	21,248	-	-	21,248
Other benefit plan assets/liabilities	91	14	3	108
Pension and postretirement assets:
Bonds	234	1,678	74	1,986
Common and preferred stock	1,534	6	30	1,570
Cash and short-term securities	15	133	-	148
Other assets/liabilities	(7)	12	278	283

Subtotal pension and postretirement assets	1,776	1,829	382	3,987

Total separate accounts	$23,115	$1,843	$385	$25,343

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2014 or 2013.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2014 and 2013.

				Separate account pension and postretirement

For the year ended December 31, 2014	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$606	$7	$3	$74	$30	$278	$998
Realized gains/(losses)	128	-	-	1	16	28	173
Unrealized gains/(losses)	15	2	-	(7)	(5)	(2)	3
Issuances	-	-	-	-	-	-	-
Purchases	14	-	-	28	2	44	88
Sales	(301)	-	-	(1)	(24)	(73)	(399)
Settlements	(4)	(7)	-	(28)	1	-	(38)
Net discount/premium	-	1	-	2	-	-	3
Transfers into Level 3	-	-	-	10	-	2	12
Transfers out of Level 3	(15)	(3)	-	(5)	-	(1)	(24)

Fair value, end of period	$443	$-	$3	$74	$20	$276	$816

				Separate account pension and postretirement

For the year ended December 31, 2013	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$609	$67	$3	$28	$16	$246	$969
Realized gains/(losses)	40	(2)	-	-	-	10	48
Unrealized gains/(losses)	45	29	-	1	5	26	106
Issuances	-	-	-	-	-	-	-
Purchases	42	-	-	16	7	44	109
Sales	(74)	(24)	-	(3)	-	(48)	(149)
Settlements	(64)	(63)	-	(7)	-	-	(134)
Net discount/premium	-	-	-	-	-	-	-
Transfers into Level 3	18	5	-	43	2	-	68
Transfers out of Level 3	(10)	(5)	-	(4)	-	-	(19)

Fair value, end of period	$606	$7	$3	$74	$30	$278	$998

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

The estimated fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for general account bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2014.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$ 74	Broker quotes	Quoted prices [1]	58.00	108.53	92.13

		Discounted cash flows	Credit spreads [2]	156.00	1,321.10	892.74

Common and preferred stocks	$ 463	Sponsor valuations	EBITDA multiples	1.20 X	12.94 X	8.24 X

		Market comparables	EBITDA multiples	4.13 X	18.51 X	9.22 X

		Market comparables	Book Value multiples	0.51 X	2.23 X	1.17 X

      1 - Presented as a price per hundred dollars of par

      2 - Presented in basis points

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the estimated fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are valued using a market comparables approach. This valuation methodology relies on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s estimated fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA is normalized for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the estimated fair value of the investment. The opposite impact would occur if the multiple decreased.

Independent Auditor’s Report

To the Board of Trustees and Policyowners of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company), which are comprised of the consolidated statutory statements of financial position as of December 31, 2014 and 2013, and the related consolidated statutory statements of operations, and of changes in surplus, and of cash flows for each of the three years ended December 31, 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014 and 2013, or the results of their operations or their cash flows for each of the three years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years then ended, in accordance with the accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Wisconsin described in Note 1.

Emphasis of Matter

As discussed in Note 8 to the consolidated financial statements, the Company has changed its method of accounting for pension and postretirement benefits in 2013. Our opinion is not modified with respect to this matter.

February 24, 2015

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1) NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2) The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)	Form of Flexible Payment Variable Annuity Contract, RR.V.B.MSNST. (0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 8 for NML Variable Annuity Account B, File No. 333-33232, filed on February 21, 2006
(b)(4)(a)(1)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account B, File No. 333-33232, filed on February 22, 2007
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.B.MSNST.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 5 for NML Variable Annuity Account B, File No. 333-33232, filed on April 29, 2004
(b)(4)(b)(2)	Variable Annuity Contract RR.V.A.B.MSNST.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 5 for NML Variable Annuity Account B, File No. 333-33232, filed on April 30, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.B.MSNST.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(4)(c)(2)	Variable Annuity Contract RR.V.A.B.MSNST.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(4)(c)(3)	Enhanced Death Benefit Rider, VA.EDB.(0803)	Exhibit (b)(4)(c) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity Contract, RR.V.B.MSNST. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(d)(2)	Variable Annuity Contract Payment Rate Tables, RR.V.A.B.MSNST. (032000), included in Exhibit B(4)(a) above (sex distinct)	Exhibit B(4)(b) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(d)(3)	Enhanced Death Benefit Rider, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(d)(4)	Waiver of Withdrawal Charge, VA.WWC.(032000)	Exhibit B(4)(d) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(e)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 002-29240, filed on April 28, 2014
(b)(5)	Form of Application (0300)	Exhibit (b)(5)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 82 for NML Variable Annuity Account B, File No. 2-29240, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013

(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista Esq. dated April 27, 2015	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2015	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2015

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner & CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President & CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman, President, & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2015

John E. Schlifske	Chairman of the Board & Chief Executive Officer
Leslie Barbi	Senior Vice President (Public Investments)
Rebekah B. Barsch	Vice President (Planning and Sales)
Blaise C. Beaulier	Vice President (Enterprise Projects & Support)
Sandra L. Botcher	Vice President (Facility Operations)
Michael G. Carter	Executive Vice President & Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President (Product Finance)
Timothy J. Gerend	Senior Vice President (Agencies)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officer
John M. Grogan	Senior Vice President (Insurance and Investment Products)
Thomas C. Guay	Vice President (Field Rewards)
Gary M. Hewitt	Vice President (Investment Risk Management)
Meg E. Jansky	Vice President – Field Integration
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd Jones	Vice President & Controller
John L. Kordsmeier	Vice President (Strategic Philanthropy & Community Relations)
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President – Enterprise Risk Assurance
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
Christian W. Mitchell	Vice President (Corporate Strategy)
Gregory C. Oberland	President
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Field Strategy & Services)
Tammy M. Roou	Vice President & Chief Risk Officer
Timothy G. Schaefer	Executive Vice President (Operations & Technology)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Todd M. Schoon	Senior Vice President (Field Relations)
Sarah E. Schott	Vice President (Enterprise Compliance)
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President (Disability Income)
David G. Stoeffel	Vice President (Investment Services)
Kamilah D. Williams-Kemp	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Thomas D. Zale	Vice President (Real Estate)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2014

Employee	Title

Lisa C. Gandrud	Senior Actuary
Gregory A. Gurlik	Senior Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director-Product Compliance
Bryan D. Miller	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Somayajulu Durvasula	Director-Network Office Transition
Mark J. Gmach	Regional VP

Employee	Title
Laila V. Hick	VP-Agency Development
Jason R. Handal	Regional VP
Arthur J. Mees	Regional VP
Timothy Nelson	Regional VP
Michael E. Pritzl	VP-Managing Director Relations
John C. Roberts	VP-Targeted Office Support

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
Randy M. Pavlick	VP-Managed Investments Compliance
Jeffrey P. Schloemer	Director-Compliance
Rebecca Villegas	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Lisa M. Belli-Fuchs	Director-Reporting & Systems Administration
Barbara E. Courtney	Director-Mutual Fund Accounting
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

Cynthia A. Criss	Director-Field Recruitment
David A. Eurich	Director-Field Training
Sarah L. N. Koenig	Director-Horizontal Growth
Cindy S. Prater	Director-Practice Management

Arleen J. Llewellyn	Director-FR Engagement & Selection
Paul J. Steffen	VP-Agency Development

Lisa A. Cadotte	Director-Field System Financial Management
Michael R. Fasciotti	Director-Field Real Estate
Richard P. Snyder	Director-Field Compensation

Brenda J. Antkowski	Director-Network Office Operations
Meg E. Jansky	VP-Field Services & Support
Kevin J. Konopa	Director-Client Management
Joanne M. Migliaccio	Director-Field Services & Support
David J. Writz	Director-Field Technology

Karen A. Molloy	VP-Treasurer
Deborah A. Schultz	VP-Financial Management

Pency P. Byhardt	Vice President-Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

R. David Ells	VP-Investment Strategy

Employee	Title

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Michael S. Treptow	Director-Investment Performance Management

Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Monica Riederer	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
Paul W. Scott	Asst. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason T. Klawonn	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support

Thomas R. Anderson	Director-Advanced Planning
Candace M. Damon	Director-Strategic Productivity
Angela M. DiCastri	Director-Retirement Markets
Ruthann M. Driscoll	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Matthew K. Fleming	Director-Planning & Product Insurance Consultation
Stephen J. Frankl	Regional Sales Director
William F. Grady, IV	Director-Advanced Planning
Terence J. Holahan	Director-Planning & Sales Education & Development
Emily J. Holbrook	Director-Young Personal Market
Patrick J. Horning	Director-Advanced Planning

Employee	Title
William R. Hughes	Director-Advanced Planning
Martha M. Kendler	Director-Business Market Division
Amy Kiiskila	Director-Advanced Planning
Shawn P. Mauser	Regional Sales Director
John E. Muth	Director-Advanced Planning
Elizabeth Ridley	Director-Market Strategy, Education & Promotion
Faith B. Rodenkirk	Director-Business Market Development
Andrew J. Smalley	Director-Sales Promotion & Integration
Michael C. Soyka	Regional Sales Director
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Director-Planning & Product Insurance Consultation
Stephanie Wilcox	Director-Planning & Sales Admin/Integration
Brian D. Wilson	VP-National Sales
John K. Wilson	Regional Sales Director
Stanford A. Wynn	Director-Advanced Planning

Angela N. Bickler	Director-Policyowner Services
James LeMere	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Natalie J. Versnik	Director-Policyowner Services

Mark J. McLennon	VP-IPS Business Development

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2015 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2015)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2015)
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
AMLI at Perimeter Gardens, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2015)
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2014, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements. The Subsidiary is held by Northwestern Mutual through NM Investment Holdings, LLC.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2015, 314,502 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 270,234 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 44,268 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2015 the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Rebekah B. Barsch	Vice President, Planning and Sales
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	Director
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary
Christina H. Fiasca	Vice President, Product Finance
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Director, Senior Vice President, Agencies
John M. Grogan	Director, Senior Vice President, Insurance and Investment Products
Thomas C. Guay	Vice President, Field Rewards
David P. Harley	Director, Investment Services
Andrew E. Iggens	Assistant Treasurer
Ronald P. Joelson	Director
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
Jeffrey J. Niehaus	Director, Business Retirement Markets
K. David Nunley	Assistant Treasurer
Gregory C. Oberland	Executive Officer, Agencies, Sales and Marketing
Jennifer O’Leary	Treasurer and Financial and Operations Principal
Travis T. Piotrowski	Vice President, Policyowner Services
Monica M. Riederer	Assistant Secretary
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany M. Rodenhuis	Senior Vice President, Agencies Strategy and Services
Calvin R. Schmidt	Director, Senior Vice President, Integrated Operations
Sarah R. Schneider	Vice President, New Business
Todd M. Schoon	Senior Vice President, Field Relations
Sarah E. Schott	Vice President, Compliance/Best Practices
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	Director, President and Chief Executive Officer
Kellen A. Thiel	Director, Investment Products
Jeffrey B. Williams	Vice President, NMIS Compliance, and Chief Compliance Officer
Brian D. Wilson	Vice President, National Sales

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $88,029,142 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 27th day of April, 2015.

NML VARIABLE ANNUITY ACCOUNT A
(Registrant)

By THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ Raymond J. Manista	By:	/s/ John E. Schlifske
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 27th day of April, 2015.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ Raymond J. Manista	By:	/s/ John E. Schlifske
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ John E. Schlifske	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ Michael G. Carter	Senior Vice President and
Michael G. Carter	Chief Financial Officer

/s/ Todd Jones	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ John E. Schlifske
John E. Schlifske, Attorney in fact,
pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 27, 2015.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 22 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 27, 2015	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2015	Filed herewith